                             -  BT ADVISOR FUNDS  -










                    ----------------------------------------



                              SMALL CAP INDEX FUND



                    ----------------------------------------









                               SEMI-ANNUAL REPORT
                    -----------------------------------------
                                    JUNE-1997

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

          LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . .3

          SMALL CAP INDEX FUND
             Statement of Assets and Liabilities . . . . . . . .5
             Statement of Operations . . . . . . . . . . . . . .5
             Statement of Changes in Net Assets. . . . . . . . .6
             Financial Highlights. . . . . . . . . . . . . . . .7
             Notes to Financial Statements . . . . . . . . . . .8

          SMALL CAP INDEX PORTFOLIO
             Schedule of Portfolio Investments . . . . . . . . 10
             Statement of Assets and Liabilities . . . . . . . 28
             Statement of Operations . . . . . . . . . . . . . 28
             Statement of Changes in Net Assets. . . . . . . . 29
             Financial Highlights. . . . . . . . . . . . . . . 29
             Notes to Financial Statements . . . . . . . . . . 30

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The Small Cap Index Fund's (the "Fund") Institutional Class Shares returned 10.64% and the Fund's Advisor Class Shares returned 11.87% for the six months ended June 30, 1997. Both classes notably outperformed both the 10.20% return of the Russell 2000 Index* and the 8.99% return of the Lipper Small Cap Average.** Since the Institutional Class Shares' inception on July 10, 1996, it is up 21.12% in total return, and since the Advisor Class Shares inception on August 8, 1996, it is up 24.03% in total return, cumulatively, as of June 30,
1997.+   The Russell 2000 Index is an unmanaged index that measures small capitalization equities.++

MARKET ACTIVITY

While the Dow Jones Industrial average broke the 7,000 barrier for the first time and the S&P 500 Index reached its highest levels as well during the first six months of 1997, the small cap market posted strong returns but lagged the large capitalization sector.

             ------------------------------------------------------
                                    OBJECTIVE
             Seeks to replicate as closely as possible (before deduction of expenses of the Fund and Portfolio) the total return of the Russell 2000 Index.
             ------------------------------------------------------

Short-term volatility plagued both the large and small cap equity markets. For example, the Russell 2000 Index started the year with the strongest January performance it had seen since 1994. However, primarily due to ongoing weakness in technology stocks, volatility dominated the small cap sector for the rest of the first quarter and performance was down more than anticipated in both February and March. Also contributing to this weak period was the Federal Reserve Board's hike of the fed funds rate-the first increase in over two years-by 0.25% to 5.50% late in the month. Still, economic expansion had continued through the first quarter, with favorable producer prices and retail sales figures. Employment numbers looked positive, reflecting strength in the labor force, and inflation pressures remained benign.

In the second quarter, economic growth slowed, and the inflation picture, while already good, brightened even further, as consumer prices are estimated to have advanced at a mere 1.5% annual rate between March and June. Despite the absence of pricing power, corporate profits continued to post impressive gains. With this favorable economic scenario as a backdrop, the Federal Reserve Board chose not to boost interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would. The equity markets in general and the small cap market in particular responded positively. The small cap sector's returns for April were positive, but still not as strong
as the large cap sector's.   And then in May 1997, small cap stocks finally
outperformed large caps for the first time since December 1996, primarily due to a rebound in the technology sector. The NASDAQ, on which over 50% of Russell 2000 stocks are traded, was up over 17% for the second quarter, and the Russell 2000 Index itself returned 16.24%.

             ------------------------------------------------------
                             INVESTMENT INSTRUMENTS
             Primarily equity securities, consisting of common
             stock of current Russell 2000 companies.
             ------------------------------------------------------


Within the small capitalization sector, value stocks outperformed growth stocks for this semi-annual period, as they had during 1996. Leading small cap groups for the first six months included auto and transportation, consumer staples, and producer durables. Utilities, integrated oil, and technology were the six months' biggest losing sectors.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
Keystone Financial                            Doubletree Corp.

BJ Service Co.                                Dura Pharmaceuticals Corp.

Vornado Realty Trust                          Crescent Real Estate

United Waste Systems, Inc.                    First Merit Corp.

Miller Herman, Inc.                           Public Storage, Inc.

-----------------------------------------------------------------------------

MANAGER OUTLOOK

The Russell indices go into the third quarter newly reconstituted. Changes to the Russell 2000 Index comprise over 500 additions and 400 deletions. The changes to the Fund's portfolio, based on this new Index composition, will be reflected in the Schedule of Portfolio Investments included in your next shareholder report.

Looking at the economy as the second half of the year unfolds, it is expected to once again display strength. Employment remains robust, consumer incomes are expanding in excess of the well-contained inflation rate, and consumer confidence is running at peak levels. On balance, real GDP is estimated to rise in the 2.5-3.0% range-enough, in our opinion, to generate a bit more inflation and allow corporate earnings to continue to expand at double-digit rates.

We believe that as the economy shows a bit more steam, no huge jump in consumer prices is likely. However, should inflation drift notably higher, this, in turn, may push interest rates upward and lead the Federal Reserve Board to officially hike rates again either at their August 19th or September 30th meeting. While such a hike would, as usual, temporarily depress the equities markets, we expect favorable fundamentals to result in an ongoing positive trend for stocks over the longer term. Thus, we believe there is still great opportunity for capital appreciation through equities.

Our outlook is also positive for the small cap market in particular. We believe their outperformance in May combined with the anticipated cut in the capital gains tax bodes well. Such cuts have historically led to small cap relative outperformance, as they tend to encourage investors holding large cap stocks for a long time to unlock some value without serious tax consequences. As these monies are reinvested, it is likely that much of it will go into the small cap sector.


----------------------------
*    This index is unmanaged, and investments cannot be made in an index.
** Lipper figures represent the average of the total returns reported by all of the funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+ Past performance is not indicative of future results. Investment return and principal value will fluctuate so than an investor's shares, when redeemed, may be worth more or less than their original cost. Total return is calculated from Fund inception date through the end of the period. The Russell 2000 Index is calculated from July 31, 1996 and August 31, 1996 for the Institutional and Advisor Classes, respectively, through June 30, 1997.
++ Small cap stocks have historically experienced greater volatility than average.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                          BY SECTOR AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [CHART]

                          Metals                     2%
                          Energy                     3%
                          Consumer Durables          4%
                          Retail Trade               5%
                          Utilities                  6%
                          Health Care                9%
                          Consumer Non-Durables     11%
                          Chemicals                  3%
                          Transportation             2%
                          Forest Products            1%
                          Finance & Building        26%
                          Capital Goods             14%
                          Business Equipment and
                          Services                  14%

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Frank Salerno

                                  Frank Salerno
                            Portfolio Manager of the
                            SMALL CAP INDEX PORTFOLIO
                                  June 30, 1997


THE FUND IS NOT INSURED BY THE FDIC AND IS NOT A DEPOSIT, OBLIGATION OF, OR GUARANTEED BY BANKERS TRUST COMPANY. THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP INDEX FUND - INSTITUTIONAL CLASS AND ADVISOR CLASS, AND THE RUSSELL 2000 INDEX SINCE JULY 31, 1996 AND AUGUST 31, 1996, RESPECTIVELY.

--------------------------------------------------------------------------------
                           TOTAL RETURN FOR THE PERIOD
                               ENDED JUNE 30, 1997

                       INSTITUTIONAL               ADVISOR
                      Since 7/10/96*         Since 8/8/96*
                              21.12%                24.03%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                     [CHART]

      Small Cap Index Fund -
      Institutional Class - $12,750     Russell 2000 Index - $12,746
      -----------------------------     ----------------------------
7/96           10000                                 10000
9/96           11000                                 10994
12/96          11523                                 11566
3/97           11005                                 10968
6/97           12750                                 12746


      Small Cap Index Fund -
      Advisor Class - $12,195           Russell 2000 Index - $12,047
      -----------------------           ----------------------------
8/96           10000                                 10000
9/96           10393                                 10391
12/96          10902                                 10931
3/97           10527                                 10366
6/97           12195                                 12047

Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Small Cap Index Portfolio, at Value. . . . .   $   68,156,699
  Deferred Organizational Expense. . . . . . . . . . . . . .            7,237
  Prepaid Expenses and Other . . . . . . . . . . . . . . . .            7,178
  Due from Bankers Trust . . . . . . . . . . . . . . . . . .           57,947
                                                               --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . .       68,229,061

LIABILITIES
  Accrued Expenses and Other . . . . . . . . . . . . . . . .           35,363
                                                               --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   $   68,193,698
                                                               --------------
                                                               --------------

COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . .   $   59,327,352
  Undistributed Net Investment Income. . . . . . . . . . . .          389,267
  Accumulated Net Realized Gain from Investments,
   Futures and Forward Foreign Currency Transactions . . . .        2,950,419
  Net Unrealized Appreciation on Investments,
   Futures, Foreign Currencies and Forward
   Foreign Currency Contracts. . . . . . . . . . . . . . . .        5,526,660
                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   $   68,193,698
                                                               --------------
                                                               --------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (net assets divided by shares outstanding)
  Institutional Class Shares (based on net assets of
   $67,710,962 and 5,605,673 shares of beneficial interest
   outstanding). . . . . . . . . . . . . . . . . . . . . . .   $        12.08
                                                               --------------
                                                               --------------

  Advisor Class Shares (based on net assets of
   $482,736 and 39,034 shares of beneficial interest
   outstanding). . . . . . . . . . . . . . . . . . . . . . .   $        12.37
                                                               --------------
                                                               --------------

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Small Cap Index Portfolio, net . . .   $      433,220
                                                               --------------

EXPENSES
  Administration and Services Fees . . . . . . . . . . . . .           51,641
  Shareholder Reports. . . . . . . . . . . . . . . . . . . .           13,467
  Registration Fees. . . . . . . . . . . . . . . . . . . . .            2,305
  Professional Fees. . . . . . . . . . . . . . . . . . . . .            4,712
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . .           12,941
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .            6,461
                                                               --------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . .           91,527
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . .         (52,604)
                                                               --------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . .           38,923
                                                               --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .          394,297
                                                               --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES,
  FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
  Net Realized Gain from Investment Transactions . . . . . .        2,602,686
  Net Realized Gain from Futures, Foreign Currencies and
   Forward Foreign Currency Transactions . . . . . . . . . .          293,931
  Net Change in Unrealized Appreciation on Investments,
   Futures, Foreign Currencies and Forward Foreign
   Currency Contracts. . . . . . . . . . . . . . . . . . . .        3,047,085
                                                               --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES,
  FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS.        5,943,702
                                                               --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .   $    6,337,999
                                                               --------------
                                                               --------------

               See Notes to Financial Statements on Pages 8 and 9

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE             FOR THE
                                                                                  SIX MONTHS ENDED      PERIOD ENDED
                                                                                   JUNE 30, 1997+     DECEMBER 31, 1996
                                                                                  ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        394,297    $         228,346
  Net Realized Gain from Investments and Futures Transactions. . . . . . . . .           2,896,617               80,488
  Net Change in Unrealized Appreciation on Investments and Futures Contracts .           3,047,085            2,479,575
                                                                                  ----------------    -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .           6,337,999            2,788,409
                                                                                  ----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --            (233,377)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .                  --             (26,686)
                                                                                  ----------------    -----------------

Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --            (260,063)
                                                                                  ----------------    -----------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net Increase (Decrease) Resulting from Institutional Class Shares. . . . . .           (141,396)           59,031,305
  Net Increase Resulting from Advisor Class Shares . . . . . . . . . . . . . .             362,193               75,241
                                                                                  ----------------    -----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . .             220,797           59,106,546
                                                                                  ----------------    -----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .           6,558,796           61,634,892

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          61,634,902                   10
                                                                                  ----------------    -----------------
End of Period (including accumulated net investment income (loss) of
  $389,267 and ($5,031) for the periods ended June 30, 1997 and
  December 31, 1996, respectively) . . . . . . . . . . . . . . . . . . . . . .    $     68,193,698    $      61,634,902
                                                                                  ----------------    -----------------
                                                                                  ----------------    -----------------
-------------------------
+ Unaudited


               See Notes to Financial Statements on Pages 8 and 9

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.

                                                              INSTITUTIONAL CLASS SHARES            ADVISOR CLASS SHARES
                                                        -------------------------------------   --------------------------------
                                                                             FOR THE PERIOD                       FOR THE PERIOD
                                                                              JULY 10, 1996                       AUGUST 8, 1996
                                                           FOR THE SIX        (COMMENCEMENT       FOR THE SIX      (COMMENCEMENT
                                                          MONTHS ENDED      OF OPERATIONS) TO    MONTHS ENDED    OF OPERATIONS) TO
                                                         JUNE 30, 1997+     DECEMBER 31, 1996   JUNE 30, 1997+   DECEMBER 31, 1996
                                                         --------------     -----------------   --------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .     $      10.90        $       10.00       $      11.04       $       10.00
                                                         ------------        -------------       ------------       -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . .             0.07                 0.04               0.05                0.02
  Net Realized and Unrealized Gain on Investments
   and Futures Transactions. . . . . . . . . . . . .             1.11                 0.90               1.28                1.06
                                                         ------------        -------------       ------------       -------------
Total from Investment Operations . . . . . . . . . .             1.18                 0.94               1.33                1.08

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . .             0.00                (0.04)              0.00               (0.04)
  Net Realized Gain from Investment Transactions . .             0.00                (0.00)++            0.00               (0.00)++
                                                         ------------        -------------       ------------       -------------

TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . .             0.00                (0.04)              0.00               (0.04)
                                                         ------------        -------------       ------------       -------------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .     $      12.08        $       10.90       $      12.37       $       11.04
                                                         ------------        -------------       ------------       -------------
                                                         ------------        -------------       ------------       -------------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .            10.64%                9.47%             11.87%              10.87%

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .     $     67,711        $      61,558       $        483       $          77
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .             1.53%*               1.71%*             1.50%*              1.61%*
    Expenses, including expenses of the
      Small Cap Index Portfolio. . . . . . . . . . .             0.25%*               0.25%*             0.45%*              0.45%*
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . .             0.33%*               0.62%*             1.40%*             22.69%*


-----------------------------
+   Unaudited
++  Less than $0.01
*   Annualized


               See Notes to Financial Statements on Pages 8 and 9

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Advisor Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Index Fund (the "Fund") is offered to investors by its respective Trust.

The Small Cap Index Fund offers two classes of shares to investors; Institutional Class and Advisor Class shares (the "Shares"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest on July 10, 1996.

The Small Cap Index Institutional shares and the Small Cap Index Advisor shares commenced operations and began offering shares of beneficial interest on July 10, 1996 and August 8, 1996, respectively.

The portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At June 30, 1997, the Fund's proportionate interest in net assets was 73.68%.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  DIVIDENDS

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  OTHER

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to the Trust are allocated among all the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% and 0.25 of 1% of average daily net assets of the Small Cap Index Institutional Class and Advisor Class, respectively. For the six months ended June 30, 1997, this fee aggregated to $51,346 and $295 for the Small Cap Institutional Class and Advisor Class, respectively.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

The Small Cap Index Fund's two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of 0.25% from purchases, redemptions and exchanges into and out of the Fund. Advisor Class Shares deduct a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows:
Small Cap Index Fund Institutional Class of Shares to 0.05 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.25% of 1% of the average daily net assets of the Class, including expenses of the Portfolio; and Small Cap Index Fund Advisor Class of Shares to 0.25 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and
0.45 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses have been reduced by $51,113 and $1,491 for the Small Cap Index Institutional Class and Advisor Class, respectively.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Funds.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3--SHARES OF BENEFICIAL INTEREST

At June 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                   INSTITUTIONAL CLASS SHARES                           ADVISOR CLASS SHARES
                      --------------------------------------------------- ----------------------------------------------
                            FOR THE SIX MONTHS       FOR THE PERIOD ENDED     FOR THE SIX MONTHS    FOR THE PERIOD ENDED
                           ENDED JUNE 30, 1997+       DECEMBER 31, 1996*     ENDED JUNE 30, 1997+    DECEMBER 31, 1996*
                      -------------------------- ------------------------ -----------------------  ---------------------
                          SHARES          AMOUNT     SHARES        AMOUNT   SHARES         AMOUNT   SHARES        AMOUNT
                      ----------  --------------  ---------  ------------ --------    -----------   ------    ----------
Sold                   2,988,074  $   32,872,098  5,856,530  $ 61,197,553   43,768    $   498,988    7,680    $   82,456
Reinvested                    --              --     24,061       259,737       --             --       15           161
Redeemed              (3,027,409)    (33,013,494)  (235,584)   (2,425,985) (11,725)      (136,795)    (704)       (7,376)
                      ----------  --------------  ---------  ------------ --------    -----------   ------    ----------
Increase (Decrease)      (39,335) $     (141,396) 5,645,007  $ 59,031,305   32,043    $   362,193    6,991    $   75,241
                      ----------  --------------  ---------  ------------ --------    -----------   ------    ----------
                      ----------  --------------  ---------  ------------ --------    -----------   ------    ----------


------------------------

+    Unaudited
* Commencement of operations for the Small Cap Index Institutional Class and Advisor Class was July 10, 1996 and August 8, 1996, respectively.

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                         Description                          Value
---------                        -----------                      -----------
            COMMON STOCK - 95.62%
            ADVERTISING - 0.47%
    2,200   Catalina Marketing Corp. (a) . . . . . . . . . . . .   $   105,875
      200   Grey Advertising, Inc. . . . . . . . . . . . . . . .        66,000
    2,025   HA-LO Industries, Inc. (a) . . . . . . . . . . . . .        47,841
    1,800   Lamar Advertising Co. (a). . . . . . . . . . . . . .        45,900
      600   May & Speh, Inc. (a) . . . . . . . . . . . . . . . .         8,100
    2,500   National Media Corp. (a) . . . . . . . . . . . . . .        16,250
      800   Outdoor Systems, Inc. (a). . . . . . . . . . . . . .        30,600
    3,200   True North Communications, Inc.. . . . . . . . . . .        79,200
      900   Universal Outdoor Holdings (a) . . . . . . . . . . .        31,387
                                                                   -----------
                                                                       431,153
                                                                   -----------

            AEROSPACE - 0.61%
    2,400   AAR Corp.. . . . . . . . . . . . . . . . . . . . . .        77,550
    1,000   Alliant Techsystems, Inc. (a). . . . . . . . . . . .        55,000
    2,000   BE Aerospace, Inc. (a) . . . . . . . . . . . . . . .        63,250
    2,600   Fairchild Corp.-Cl. A (a). . . . . . . . . . . . . .        46,800
    2,000   Kaman Corp.-Cl. A. . . . . . . . . . . . . . . . . .        30,750
    2,200   OEA, Inc. (a). . . . . . . . . . . . . . . . . . . .        86,900
    3,400   Orbital Sciences Corp. (a) . . . . . . . . . . . . .        53,975
    1,800   Remec, Inc. (a). . . . . . . . . . . . . . . . . . .        42,300
    2,600   Rohr, Inc. (a) . . . . . . . . . . . . . . . . . . .        57,038
    3,200   UNC, Inc. (a). . . . . . . . . . . . . . . . . . . .        46,800
                                                                   -----------
                                                                       560,363
                                                                   -----------

            AGRICULTURE - 0.25%
    1,600   Dekalb Genetics Corp.-Cl. B. . . . . . . . . . . . .       127,600
    2,933   Delta & Pine Land Co.. . . . . . . . . . . . . . . .       104,488
                                                                   -----------
                                                                       232,088
                                                                   -----------

            APPAREL, TEXTILES - 1.26%
    3,400   Authentic Fitness Corp.. . . . . . . . . . . . . . .        42,925
    3,100   Brown Group, Inc.. . . . . . . . . . . . . . . . . .        57,931
   11,800   Charming Shoppes, Inc. (a) . . . . . . . . . . . . .        61,581
    2,400   Converse, Inc. (a) . . . . . . . . . . . . . . . . .        53,100
    2,800   Footstar, Inc. (a) . . . . . . . . . . . . . . . . .        73,150
      800   GC Companies, Inc. (a) . . . . . . . . . . . . . . .        36,600
    4,000   Genesco, Inc. (a). . . . . . . . . . . . . . . . . .        56,750
    2,800   Hartmarx Corp. (a) . . . . . . . . . . . . . . . . .        23,100
    3,000   Interface, Inc.. . . . . . . . . . . . . . . . . . .        66,375
    2,300   Kellwood Co. . . . . . . . . . . . . . . . . . . . .        63,825
    1,700   Lands' End, Inc. (a) . . . . . . . . . . . . . . . .        50,363
    3,900   Nautica Enterprises, Inc. (a). . . . . . . . . . . .       103,106
    1,000   Oshkosh B'Gosh, Inc.-Cl. A . . . . . . . . . . . . .        21,750
    2,800   Phillips-Van Heusen Corp.. . . . . . . . . . . . . .        42,000
      800   Quiksilver, Inc. (a) . . . . . . . . . . . . . . . .        25,600
    1,500   Springs Industries, Inc.-Cl. A . . . . . . . . . . .        79,125
    6,900   Stride Rite Corp.. . . . . . . . . . . . . . . . . .        88,838
    2,000   St. John Knits, Inc. . . . . . . . . . . . . . . . .       108,000
      900   Timberland Company-Cl. A (a) . . . . . . . . . . . .        58,500
    1,700   Wet Seal, Inc.-Cl. A (a) . . . . . . . . . . . . . .        53,656
       75   Wolverine World Wide, Inc. . . . . . . . . . . . . .         2,278
                                                                   -----------
                                                                     1,168,553
                                                                   -----------

            AUTO RELATED - 1.67%
    2,300   Arvin Industries, Inc. . . . . . . . . . . . . . . .   $    62,675
    2,300   Breed Technologies, Inc. . . . . . . . . . . . . . .        52,900
    1,400   Budget Group, Inc.-Cl. A (a) . . . . . . . . . . . .        48,300
      200   Dart Group Corp.-Cl. A . . . . . . . . . . . . . . .        20,550
      900   Detroit Diesel Corp. (a) . . . . . . . . . . . . . .        21,544
    2,400   Exide Corp.. . . . . . . . . . . . . . . . . . . . .        52,650
    3,900   Federal-Mogul Corp.. . . . . . . . . . . . . . . . .       136,500
    3,200   Intermet Corp. . . . . . . . . . . . . . . . . . . .        51,400
    2,000   Kaydon Corp. . . . . . . . . . . . . . . . . . . . .        99,250
    3,200   MascoTech, Inc.. . . . . . . . . . . . . . . . . . .        66,800
    2,150   Miller Industries Inc. (a) . . . . . . . . . . . . .        34,400
    2,500   Modine Manufacturing Co. . . . . . . . . . . . . . .        74,375
    1,600   Myers Industries, Inc. . . . . . . . . . . . . . . .        27,000
    1,300   O'Reilly Automotive, Inc. (a). . . . . . . . . . . .        50,050
    3,100   Polaris Industries, Inc. . . . . . . . . . . . . . .       100,944
    2,400   Simpson Industries, Inc. . . . . . . . . . . . . . .        25,500
    1,600   Smith (A.O.) Corp. . . . . . . . . . . . . . . . . .        56,900
    1,400   SPX Corp.. . . . . . . . . . . . . . . . . . . . . .        90,737
    2,000   Standard Products Co.. . . . . . . . . . . . . . . .        50,500
    3,600   Stewart & Stevenson Services, Inc. . . . . . . . . .        93,600
    2,600   Superior Industries International, Inc.. . . . . . .        68,900
    2,600   TBC Corp. (a). . . . . . . . . . . . . . . . . . . .        21,775
    3,700   Titan International, Inc.. . . . . . . . . . . . . .        65,213
    1,100   Tower Automotive, Inc. (a) . . . . . . . . . . . . .        47,300
    2,200   Wabash National Corp.. . . . . . . . . . . . . . . .        61,325
      500   Walbro Corp. . . . . . . . . . . . . . . . . . . . .        10,125
    1,950   Wynn's International, Inc. . . . . . . . . . . . . .        55,331
                                                                   -----------
                                                                     1,546,544
                                                                   -----------

            BANKS - 2.26%
    2,000   American Federal Bank-FSB. . . . . . . . . . . . . .        64,500
       87   Banc One Corp. . . . . . . . . . . . . . . . . . . .         4,214
    2,700   Bank United Corp.-Cl. A. . . . . . . . . . . . . . .       102,600
        1   BankBoston Corp. . . . . . . . . . . . . . . . . . .            72
       60   Carolina First Corp. . . . . . . . . . . . . . . . .           885
      800   CBT Corp.. . . . . . . . . . . . . . . . . . . . . .        17,500
      300   Chittenden Corp. . . . . . . . . . . . . . . . . . .        10,275
    2,700   Collective Bancorp, Inc. . . . . . . . . . . . . . .       121,163
      800   Commonwealth Bancorp, Inc. . . . . . . . . . . . . .        13,100
      550   Community Trust Bancorp, Inc.. . . . . . . . . . . .        14,712
    1,000   First Citizens BancShares, Inc.. . . . . . . . . . .        87,000
    2,500   First Commonwealth Financial Corp. . . . . . . . . .        53,125
    1,770   First Financial Bancorp. . . . . . . . . . . . . . .        71,243
    1,700   First Financial Bankshares, Inc. . . . . . . . . . .        65,875
    4,080   Fulton Financial Corp. . . . . . . . . . . . . . . .       110,160
    1,300   Harbor Florida Bancorp, Inc. . . . . . . . . . . . .        59,475
    1,500   Harleysville National Corp.. . . . . . . . . . . . .        48,000
    1,250   Heritage Financial Services, Inc.. . . . . . . . . .        25,781
    2,900   Homeside, Inc. (a) . . . . . . . . . . . . . . . . .        63,437
    1,600   Interwest Bancorp. . . . . . . . . . . . . . . . . .        63,200
    2,100   Mainstreet Bank Group, Inc.. . . . . . . . . . . . .        57,750
    1,500   ML Bancorp, Inc. . . . . . . . . . . . . . . . . . .        29,063
      900   National Bancorp of Alaska, Inc. . . . . . . . . . .        76,050
    1,400   Ocean Financial Corp.. . . . . . . . . . . . . . . .        49,350
                                                                   -----------


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares                   Description                                 Value
   ------                   -----------                            -----------
    2,785   Old National Bancorp . . . . . . . . . . . . . . . .   $   122,540
    1,700   Omega Financial Corp.. . . . . . . . . . . . . . . .        59,075
    2,200   Oriental Financial Group . . . . . . . . . . . . . .        62,150
      600   Park National Corp.. . . . . . . . . . . . . . . . .        47,550
    2,175   Peoples First Corp.. . . . . . . . . . . . . . . . .        60,900
      900   PFF Bancorp, Inc. (a). . . . . . . . . . . . . . . .        16,875
    2,200   Reliance Bancorp, Inc. (a) . . . . . . . . . . . . .        64,762
    3,200   Riggs National Corp. . . . . . . . . . . . . . . . .        66,000
    4,300   Roosevelt Financial Group, Inc. (a). . . . . . . . .        94,600
    1,700   S&T Bancorp, Inc.. . . . . . . . . . . . . . . . . .        56,950
    2,300   Triangle Bancorp, Inc. . . . . . . . . . . . . . . .        51,750
    3,300   Trust Company of New Jersey. . . . . . . . . . . . .        63,525
    1,100   U.S. Bancorp, Inc. . . . . . . . . . . . . . . . . .        59,950
       70   Washington Federal, Inc. . . . . . . . . . . . . . .         1,798
      500   Webster Financial Corp.. . . . . . . . . . . . . . .        22,750
    1,500   Western Bank Puerto Rico . . . . . . . . . . . . . .        27,750
                                                                   -----------
                                                                     2,087,455
                                                                   -----------

            BEVERAGES - 0.17%
    4,900   Coors (Adolph) Co.-Cl. B . . . . . . . . . . . . . .       130,462
      600   Robert Mondavi Corp.-Cl. A (a) . . . . . . . . . . .        28,350
                                                                   -----------
                                                                       158,812
                                                                   -----------

            BIOPHARMACEUTICALS - 0.54%
    2,700   AmeriSource Health Corp.-Cl. A (a) . . . . . . . . .       134,662
    2,900   Amylin Pharmaceuticals, Inc. (a) . . . . . . . . . .        39,875
      300   Aphton Corp. (a) . . . . . . . . . . . . . . . . . .         4,425
    1,000   Incyte Pharmaceuticals, Inc. (a) . . . . . . . . . .        67,000
    3,800   Liposome Company, Inc. (a) . . . . . . . . . . . . .        33,962
    3,700   NABI, Inc. (a) . . . . . . . . . . . . . . . . . . .        24,513
    3,700   NeXstar Pharmaceuticals, Inc. (a). . . . . . . . . .        52,725
    1,800   Protein Design Labs, Inc. (a). . . . . . . . . . . .        51,300
      500   Roberts Pharmaceutical Corp. (a) . . . . . . . . . .         5,594
    2,200   Vertex Pharmaceuticals, Inc. (a) . . . . . . . . . .        84,150
                                                                   -----------
                                                                       498,206
                                                                   -----------

            BUILDING AND CONSTRUCTION - 1.95%
    1,100   ABT Building Products Corp. (a). . . . . . . . . . .        28,875
      800   Butler Manufacturing Co. . . . . . . . . . . . . . .        26,500
    2,200   CalMat Co. . . . . . . . . . . . . . . . . . . . . .        47,300
    3,100   Carlisle Companies, Inc. . . . . . . . . . . . . . .       108,112
    1,200   Centex Construction Products, Inc. . . . . . . . . .        23,400
    3,300   Dal-Tile International, Inc. (a) . . . . . . . . . .        61,256
    1,100   Elcor Corp.. . . . . . . . . . . . . . . . . . . . .        30,663
      900   Fibreboard Corp. (a) . . . . . . . . . . . . . . . .        49,500
    1,300   Florida Rock Industries, Inc.. . . . . . . . . . . .        52,812
      900   Hughes Supply, Inc.. . . . . . . . . . . . . . . . .        36,000
    4,700   Kaufman & Broad Home Corp. . . . . . . . . . . . . .        82,544
    2,900   Kennametal, Inc. . . . . . . . . . . . . . . . . . .       124,700
    3,800   Lennar Corp. . . . . . . . . . . . . . . . . . . . .       121,363
    1,300   Lone Star Industries, Inc. . . . . . . . . . . . . .        58,906
    2,400   Medusa Corp. . . . . . . . . . . . . . . . . . . . .        92,100
      800   NCI Building Systems, Inc. (a) . . . . . . . . . . .        25,900
    1,300   NVR, Inc. (a). . . . . . . . . . . . . . . . . . . .        19,825
    4,500   Oakwood Homes Corp.. . . . . . . . . . . . . . . . .       108,000
    1,900   Palm Harbor Homes, Inc. (a). . . . . . . . . . . . .   $    62,462
    1,200   PLY-GEM Industries, Inc. . . . . . . . . . . . . . .        21,675
      400   Puerto Rican Cement Co., Inc.. . . . . . . . . . . .        13,025
    3,100   Ryland Group, Inc. . . . . . . . . . . . . . . . . .        43,788
      400   Simpson Manufacturing Co., Inc. (a). . . . . . . . .        10,600
    1,200   Skyline Corp.. . . . . . . . . . . . . . . . . . . .        29,550
    2,400   Southdown, Inc.. . . . . . . . . . . . . . . . . . .       104,700
    5,000   Standard-Pacific Corp. . . . . . . . . . . . . . . .        51,250
    2,600   Texas Industries, Inc. . . . . . . . . . . . . . . .        69,062
    2,600   TJ International, Inc. . . . . . . . . . . . . . . .        61,100
    3,200   Toll Brothers, Inc. (a). . . . . . . . . . . . . . .        58,800
    1,700   Triangle Pacific Corp. (a) . . . . . . . . . . . . .        54,400
    1,500   Universal Forest Products, Inc.. . . . . . . . . . .        21,938
    2,100   U.S. Home Corp. (a). . . . . . . . . . . . . . . . .        55,781
    2,700   Webb (Del E.) Corp.. . . . . . . . . . . . . . . . .        43,875
                                                                   -----------
                                                                     1,799,762
                                                                   -----------

            BREWERY - 0.12%
    3,000   Boston Beer Company, Inc.-Cl. A (a). . . . . . . . .        29,625
    1,500   Canandaigua Wine Co.-Cl. B (a) . . . . . . . . . . .        53,813
      200   Farmer Brothers Co.. . . . . . . . . . . . . . . . .        25,400
                                                                   -----------
                                                                       108,838
                                                                   -----------

            BROADCASTING - 0.98%
    1,200   Ackerley Group, Inc. . . . . . . . . . . . . . . . .        13,500
    4,000   ADVO, Inc. (a) . . . . . . . . . . . . . . . . . . .        65,000
    2,000   Argyle Television, Inc.-Cl. A (a). . . . . . . . . .        51,000
      600   BET Holdings, Inc.-Cl. A (a) . . . . . . . . . . . .        19,650
    3,800   Century Communications Corp.-Cl. A (a) . . . . . . .        20,425
    1,500   Chancellor Broadcasting-Cl. A (a). . . . . . . . . .        60,000
       50   Evergreen Media Corp.-Cl. A (a). . . . . . . . . . .         2,231
    1,100   Heftel Broadcasting Corp.-Cl. A (a). . . . . . . . .        60,775
    4,000   Heritage Media Corp. (a) . . . . . . . . . . . . . .        75,500
        6   HSN, Inc. (a). . . . . . . . . . . . . . . . . . . .           188
    3,000   Jacor Communications, Inc. (a) . . . . . . . . . . .       114,750
      800   Paxson Communications Corp. (a). . . . . . . . . . .        10,200
    1,000   SFX Broadcasting, Inc.-Cl. A (a) . . . . . . . . . .        42,187
    2,400   Spelling Entertainment Group, Inc. (a) . . . . . . .        16,500
    1,800   TCA Cable TV, Inc. . . . . . . . . . . . . . . . . .        67,725
    4,400   United International Holdings, Inc.-Cl. A (a). . . .        45,650
      600   United Television, Inc.. . . . . . . . . . . . . . .        59,400
    1,200   United Video Satellite Group, Inc.-Cl. A (a) . . . .        25,200
    3,500   Westwood One, Inc. (a) . . . . . . . . . . . . . . .       112,875
    1,300   Young Broadcasting Corp.-Cl. A (a) . . . . . . . . .        42,250
                                                                   -----------
                                                                       905,006
                                                                   -----------

            CHEMICALS AND TOXIC WASTE - 1.65%
    1,850   Cambrex Corp.. . . . . . . . . . . . . . . . . . . .        73,538
    1,900   Chemed Corp. . . . . . . . . . . . . . . . . . . . .        71,131
    2,300   ChemFirst, Inc.. . . . . . . . . . . . . . . . . . .        62,387
    3,100   Dexter Corp. . . . . . . . . . . . . . . . . . . . .        99,200
    2,700   Geon Co. . . . . . . . . . . . . . . . . . . . . . .        54,675
    3,100   Georgia Gulf Corp. . . . . . . . . . . . . . . . . .        90,094
      400   Hach Co. . . . . . . . . . . . . . . . . . . . . . .         7,900
    3,400   Hanna (M.A.) Co. . . . . . . . . . . . . . . . . . .        97,325


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    5,500   Lawter International, Inc. . . . . . . . . . . . . .   $    69,438
      700   LeaRonal, Inc. . . . . . . . . . . . . . . . . . . .        19,950
    2,800   Lilly Industries, Inc.-Cl. A . . . . . . . . . . . .        56,350
    1,200   MacDermid, Inc.. . . . . . . . . . . . . . . . . . .        55,050
      700   McWhorter Technologies, Inc. (a) . . . . . . . . . .        16,713
    2,968   Mississippi Chemical Corp. . . . . . . . . . . . . .        61,586
    2,500   Mycogen Corp. (a). . . . . . . . . . . . . . . . . .        49,062
      300   NCH Corp.. . . . . . . . . . . . . . . . . . . . . .        18,750
    3,700   NL Industries, Inc. (a). . . . . . . . . . . . . . .        53,650
    2,250   OM Group, Inc. . . . . . . . . . . . . . . . . . . .        74,531
      900   Petrolite Corp. (a). . . . . . . . . . . . . . . . .        55,688
    2,000   Rexene Corp. . . . . . . . . . . . . . . . . . . . .        31,125
    4,300   Schulman (A.), Inc.. . . . . . . . . . . . . . . . .       105,887
    2,900   Scotts Company (The)-Cl. A (a) . . . . . . . . . . .        84,100
    1,800   Synetic, Inc. (a). . . . . . . . . . . . . . . . . .        66,600
    3,100   Terra Industries, Inc. . . . . . . . . . . . . . . .        36,038
    1,100   WD-40 Co.. . . . . . . . . . . . . . . . . . . . . .        66,000
    3,100   Wellman, Inc.. . . . . . . . . . . . . . . . . . . .        53,862
                                                                   -----------
                                                                     1,530,630
                                                                   -----------


            CHEMICAL-SPECIALTY - 0.35%
    1,500   Albemarle Corp.. . . . . . . . . . . . . . . . . . .        31,594
      700   Bush Boake Allen, Inc. (a) . . . . . . . . . . . . .        21,788
    2,800   Church & Dwight Co., Inc.. . . . . . . . . . . . . .        74,900
       70   Crompton & Knowles Corp. . . . . . . . . . . . . . .         1,558
    3,000   Ferro Corp.. . . . . . . . . . . . . . . . . . . . .       111,187
    1,500   Fuller (H.B.) Co.. . . . . . . . . . . . . . . . . .        82,500
                                                                   -----------
                                                                       323,527
                                                                   -----------

            CLIENT SERVER COMPUTING - 0.16%
       95   Cadence Design Systems, Inc. (a) . . . . . . . . . .         3,183
    2,900   Clarify, Inc. (a). . . . . . . . . . . . . . . . . .        32,806
    6,300   Platinum Technology, Inc. (a). . . . . . . . . . . .        83,475
    2,200   Xircom, Inc. (a) . . . . . . . . . . . . . . . . . .        27,362
                                                                   -----------
                                                                       146,826
                                                                   -----------

            COAL, GAS AND SOLAR - 0.13%
    5,700   AGL Resources, Inc.. . . . . . . . . . . . . . . . .       117,563
                                                                   -----------

            COMMERCIAL SERVICES - 1.36%
    3,200   ABM Industries, Inc. . . . . . . . . . . . . . . . .        61,800
    1,600   Access Health, Inc. (a). . . . . . . . . . . . . . .        39,200
    4,500   Anixter International, Inc. (a). . . . . . . . . . .        77,344
      400   Berlitz International, Inc. (a). . . . . . . . . . .         9,975
    1,300   Borg-Warner Security Corp. . . . . . . . . . . . . .        23,237
    1,600   Caribiner International, Inc. (a). . . . . . . . . .        52,200
    1,600   CDI Corp. (a). . . . . . . . . . . . . . . . . . . .        66,700
      600   Central Parking Corp.. . . . . . . . . . . . . . . .        20,888
    1,400   ClinTrials Research, Inc. (a). . . . . . . . . . . .        16,800
    2,550   CORESTAFF, Inc. (a). . . . . . . . . . . . . . . . .        68,850
    1,700   Data Transmission Network Corp. (a). . . . . . . . .        53,975
    1,700   Electro Rent Corp. (a) . . . . . . . . . . . . . . .        42,075
      900   EmCare Holdings, Inc. (a). . . . . . . . . . . . . .        32,963
    2,700   Employee Solutions, Inc. (a) . . . . . . . . . . . .        15,019
      400   Greenwich Air Services, Inc. . . . . . . . . . . . .        11,450
    3,000   Hilb, Rogal, & Hamilton Co.. . . . . . . . . . . . .   $    51,000
      600   Iron Mountain, Inc. (a). . . . . . . . . . . . . . .        18,000
      350   ITT Educational Services, Inc. (a) . . . . . . . . .         8,684
    2,500   Metromedia International Group, Inc. (a) . . . . . .        31,719
    2,800   MGI Properties, Inc. . . . . . . . . . . . . . . . .        61,775
    2,000   NFO Research, Inc. (a) . . . . . . . . . . . . . . .        49,500
    1,500   Norrell Corp.. . . . . . . . . . . . . . . . . . . .        49,500
    1,700   Nova Corp./Georgia (a) . . . . . . . . . . . . . . .        44,094
    2,300   PhyMatrix Corp. (a). . . . . . . . . . . . . . . . .        35,362
    3,200   Primark Corp. (a). . . . . . . . . . . . . . . . . .        85,200
      600   Quintel Entertainment, Inc. (a). . . . . . . . . . .         9,900
    1,300   Romac International, Inc. (a). . . . . . . . . . . .        42,575
    1,200   Russ Berrie & Co., Inc.. . . . . . . . . . . . . . .        26,325
    1,900   Sabre Group Holdings (a) . . . . . . . . . . . . . .        51,538
    4,700   Sotheby's Holdings, Inc.-Cl. A . . . . . . . . . . .        79,313
      900   Unitog Co. . . . . . . . . . . . . . . . . . . . . .        24,300
                                                                   -----------
                                                                     1,261,261
                                                                   -----------

            COMPUTER - 1.30%
      700   American Business Information, Inc. (a). . . . . . .        15,225
    2,100   Computer Task Group, Inc.. . . . . . . . . . . . . .        78,225
    2,700   Cyrix Corp. (a). . . . . . . . . . . . . . . . . . .        57,713
    4,400   Data General Corp. (a) . . . . . . . . . . . . . . .       114,400
    1,400   Dialogic Corp. (a) . . . . . . . . . . . . . . . . .        37,275
    2,400   FileNet Corp. (a). . . . . . . . . . . . . . . . . .        34,800
    3,200   HMT Technology Corp. (a) . . . . . . . . . . . . . .        41,400
    1,000   IDX Systems Corp. (a). . . . . . . . . . . . . . . .        34,500
    3,400   Medic Computer Systems, Inc. (a) . . . . . . . . . .        75,650
    1,300   MICROS Systems, Inc. (a) . . . . . . . . . . . . . .        54,600
    5,300   Oak Technology, Inc. (a) . . . . . . . . . . . . . .        51,675
      300   OnTrak Systems, Inc. (a) . . . . . . . . . . . . . .         9,000
    3,400   Physicians Computer Network, Inc. (a). . . . . . . .        22,950
    3,100   PMC Sierra, Inc. (a) . . . . . . . . . . . . . . . .        81,375
    1,200   PRI Automation, Inc. (a) . . . . . . . . . . . . . .        45,525
    1,700   Sandisk Corp. (a). . . . . . . . . . . . . . . . . .        24,862
    4,100   Sequent Computer Systems, Inc. (a) . . . . . . . . .        86,356
    1,500   Splash Technology Holdings, Inc. (a) . . . . . . . .        54,187
    2,600   Stratus Computer, Inc. (a) . . . . . . . . . . . . .       130,000
    2,200   Telxon Corp. . . . . . . . . . . . . . . . . . . . .        39,600
    1,200   Trident Microsystems, Inc. (a) . . . . . . . . . . .        13,500
    4,100   Wang Laboratories, Inc. (a). . . . . . . . . . . . .        87,381
      700   Zoran Corp. (a). . . . . . . . . . . . . . . . . . .        15,838
                                                                   -----------
                                                                     1,206,037
                                                                   -----------

            COMPUTER SERVICES - 2.50%
    4,400   Acxiom Corp. (a) . . . . . . . . . . . . . . . . . .        90,200
    3,500   Affiliated Computer Services, Inc. (a) . . . . . . .        98,000
    2,100   Analysts International Corp. . . . . . . . . . . . .        70,350
    2,800   Applied Magnetics Corp. (a). . . . . . . . . . . . .        63,350
    4,000   Auspex Systems, Inc. (a) . . . . . . . . . . . . . .        38,500
    3,200   BDM International, Inc. (a). . . . . . . . . . . . .        73,600
    2,000   Black Box Corp. (a). . . . . . . . . . . . . . . . .        80,500
    3,600   Borland International, Inc. (a). . . . . . . . . . .        24,975
    2,700   Brooks Fiber Properties (a). . . . . . . . . . . . .        91,125
    1,100   Centennial Technologies, Inc. (a). . . . . . . . . .         2,613

              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares                       Description                             Value
   ------                       -----------                        -----------
    1,300   Ciber, Inc. (a). . . . . . . . . . . . . . . . . . .   $    44,444
    1,600   Claremont Technology Group (a) . . . . . . . . . . .        38,000
    3,400   Cognex Corp. (a) . . . . . . . . . . . . . . . . . .        90,100
    2,850   Computer Horizons Corp. (a). . . . . . . . . . . . .        97,612
    9,600   Computervision Corp. (a) . . . . . . . . . . . . . .        44,400
    1,500   Control Data Systems, Inc. (a) . . . . . . . . . . .        22,313
    5,200   Diamond Multimedia Systems, Inc. (a) . . . . . . . .        37,375
    1,000   Electro Scientific Industries, Inc. (a). . . . . . .        41,875
    1,800   Envoy Corp. (a). . . . . . . . . . . . . . . . . . .        59,850
    3,600   E Trade Group, Inc. (a). . . . . . . . . . . . . . .        70,650
    1,700   Evans & Sutherland Computer Corp. (a). . . . . . . .        47,387
    1,100   Fair Issac & Co., Inc. . . . . . . . . . . . . . . .        49,019
    2,000   Henry (Jack) & Associates. . . . . . . . . . . . . .        48,500
    1,800   Hutchinson Technology, Inc. (a). . . . . . . . . . .        43,875
    1,600   IKOS Systems, Inc. (a) . . . . . . . . . . . . . . .        34,200
    1,500   Imnet Systems, Inc. (a). . . . . . . . . . . . . . .        46,594
    1,700   In Focus Systems, Inc. (a) . . . . . . . . . . . . .        43,563
    1,400   Inacom Corp. (a) . . . . . . . . . . . . . . . . . .        43,575
    1,600   International Network Services (a) . . . . . . . . .        41,600
      900   Kronos, Inc. (a) . . . . . . . . . . . . . . . . . .        24,750
    1,100   LHS Group, Inc. (a). . . . . . . . . . . . . . . . .        48,194
    5,200   Mentor Graphics Corp. (a). . . . . . . . . . . . . .        48,100
      900   MicroTouch Systems, Inc. (a) . . . . . . . . . . . .        20,700
    2,300   Mylex Corp. (a). . . . . . . . . . . . . . . . . . .        21,850
    2,300   National Computer Systems, Inc.. . . . . . . . . . .        61,237
    4,200   Object Design, Inc. (a). . . . . . . . . . . . . . .        36,225
    1,200   ODS Networks, Inc. (a) . . . . . . . . . . . . . . .        14,250
    1,200   Quick Response Services, Inc. (a). . . . . . . . . .        43,500
      900   RadiSys Corp. (a). . . . . . . . . . . . . . . . . .        35,775
      300   Renaissance Solutions, Inc. (a). . . . . . . . . . .        11,100
    2,600   Safeguard Scientifics, Inc. (a). . . . . . . . . . .        78,975
    1,900   Technology Solutions Co. (a) . . . . . . . . . . . .        75,050
     1,700  USCS International, Inc. (a) . . . . . . . . . . . .        55,675
    4,200   Vanstar Corp. (a). . . . . . . . . . . . . . . . . .        59,325
    3,400   Xylan Corp. (a). . . . . . . . . . . . . . . . . . .        57,800
    2,100   Zitel Corp. (a). . . . . . . . . . . . . . . . . . .        41,212
                                                                   -----------
                                                                     2,311,863
                                                                   -----------

            COMPUTER SOFTWARE - 4.34%
    3,700   Acclaim Entertainment, Inc. (a). . . . . . . . . . .        15,262
    2,000   Activision, Inc. (a) . . . . . . . . . . . . . . . .        28,750
      400   Advent Software, Inc. (a). . . . . . . . . . . . . .        10,650
    1,200   American HomePatient, Inc. (a) . . . . . . . . . . .        30,000
    1,700   Arbor Software Corp. (a) . . . . . . . . . . . . . .        59,925
    1,300   Aspect Development, Inc. (a) . . . . . . . . . . . .        33,881
    2,500   Aspen Technologies, Inc. (a) . . . . . . . . . . . .        94,063
    1,800   Aurum Software, Inc. (a) . . . . . . . . . . . . . .        43,200
    2,200   Avant! Corp. (a) . . . . . . . . . . . . . . . . . .        71,088
    2,800   Avid Technology, Inc. (a). . . . . . . . . . . . . .        73,850
    2,400   Aware, Inc. (a). . . . . . . . . . . . . . . . . . .        35,400
    2,800   BancTec, Inc. (a). . . . . . . . . . . . . . . . . .        72,625
    2,300   BEA Systems, Inc. (a). . . . . . . . . . . . . . . .        41,975
    1,800   Bell & Howell Co. (a). . . . . . . . . . . . . . . .        55,462
    2,800   Bisys Group, Inc. (a). . . . . . . . . . . . . . . .       116,900
    1,750   Boole & Babbage, Inc. (a). . . . . . . . . . . . . .        37,188
    2,400   Broderbund Software, Inc. (a). . . . . . . . . . . .   $    59,250
    3,600   Cellular Technical Services Co. (a). . . . . . . . .        32,850
    3,000   Checkfree Corp. (a). . . . . . . . . . . . . . . . .        52,875
    3,600   Chips & Technologies, Inc. (a) . . . . . . . . . . .        37,350
    2,800   Citrix Systems, Inc. (a) . . . . . . . . . . . . . .       122,850
    1,300   Data Dimensions, Inc. (a). . . . . . . . . . . . . .        28,600
    1,800   DecisionOne Holdings Corp. (a) . . . . . . . . . . .        40,950
    1,700   Documentum, Inc. (a) . . . . . . . . . . . . . . . .        42,287
    2,000   Edify Corp.  (a) . . . . . . . . . . . . . . . . . .        29,500
    3,400   Exabyte Corp. (a). . . . . . . . . . . . . . . . . .        43,563
    2,700   Forte Software, Inc. (a) . . . . . . . . . . . . . .        36,281
    4,400   FTP Software, Inc. (a) . . . . . . . . . . . . . . .        21,450
    2,500   Gerber Scientific, Inc.. . . . . . . . . . . . . . .        49,375
    3,600   GT Interactive Software Corp. (a). . . . . . . . . .        42,750
    2,100   Harbinger Corp. (a). . . . . . . . . . . . . . . . .        58,800
      227   HBO & Co.. . . . . . . . . . . . . . . . . . . . . .        15,660
    1,900   HNC Software, Inc. (a) . . . . . . . . . . . . . . .        72,438
    1,600   HPR, Inc. (a). . . . . . . . . . . . . . . . . . . .        29,600
    2,500   Hyperion Software Corp. (a). . . . . . . . . . . . .        55,937
    3,500   Industri-Matematik International Corp.(a). . . . . .        56,875
      900   Information Management Resources, Inc. (a) . . . . .        40,950
    4,300   Information Resources, Inc. (a). . . . . . . . . . .        60,738
    1,300   Inso Corp. (a) . . . . . . . . . . . . . . . . . . .        26,731
    2,200   Integrated Systems, Inc. (a) . . . . . . . . . . . .        25,850
    2,200   INTERSOLV, Inc. (a). . . . . . . . . . . . . . . . .        20,625
      300   Intevac, Inc. (a). . . . . . . . . . . . . . . . . .         3,600
    1,300   JDA Software Group, Inc. (a) . . . . . . . . . . . .        44,363
    3,200   Learning Co., Inc. (a) . . . . . . . . . . . . . . .        29,600
      700   Learning Tree International, Inc. (a). . . . . . . .        31,062
    2,500   Legato Systems, Inc. (a) . . . . . . . . . . . . . .        46,250
      719   Lycos, Inc. (a). . . . . . . . . . . . . . . . . . .         9,164
    4,500   Macromedia, Inc. (a) . . . . . . . . . . . . . . . .        38,812
    2,000   Manugistics Group, Inc. (a). . . . . . . . . . . . .        89,000
    2,700   Mercury Interactive Corp.  (a) . . . . . . . . . . .        40,162
      600   Meridian Industrial Trust, Inc.. . . . . . . . . . .        14,100
    1,600   National Instruments Corp. (a) . . . . . . . . . . .        56,400
    1,900   Network Appliance, Inc. (a). . . . . . . . . . . . .        72,200
    2,600   Network Computing Devices, Inc. (a). . . . . . . . .        30,225
    4,200   Network General Corp. (a). . . . . . . . . . . . . .        62,475
    2,700   Phoenix Technologies Ltd. (a). . . . . . . . . . . .        35,100
      500   Pixar, Inc. (a). . . . . . . . . . . . . . . . . . .         7,875
    1,700   Policy Management Systems Corp. (a). . . . . . . . .        79,900
    2,300   Progress Software Corp. (a). . . . . . . . . . . . .        36,800
      700   Project Software & Development, Inc. (a) . . . . . .        10,150
    4,900   PSINet, Inc. (a) . . . . . . . . . . . . . . . . . .        36,750
    2,763   Pure Atria Corp. (a) . . . . . . . . . . . . . . . .        39,027
      300   Raptor Systems, Inc. (a) . . . . . . . . . . . . . .         3,356
    3,900   Rational Software Corp. (a). . . . . . . . . . . . .        65,569
    1,900   Remedy Corp. (a) . . . . . . . . . . . . . . . . . .        76,000
      100   Sapient Corp. (a). . . . . . . . . . . . . . . . . .         4,950
    1,900   Scopus Technology, Inc. (a). . . . . . . . . . . . .        42,512
    2,300   SEI Investments Co.. . . . . . . . . . . . . . . . .        55,488
    4,200   Shiva Corp. (a). . . . . . . . . . . . . . . . . . .        43,838
    2,200   Siebel Systems, Inc. (a) . . . . . . . . . . . . . .        70,950
    3,200   Spectrum Holobyte, Inc. (a). . . . . . . . . . . . .        15,600


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                         Description                            Value
   ------                         -----------                      -----------
    1,300   SPS Transaction Services, Inc. (a) . . . . . . . . .   $    24,050
      600   SPSS, Inc. (a) . . . . . . . . . . . . . . . . . . .        17,400
    4,500   Structural Dynamics Research Corp. (a) . . . . . . .       118,125
    5,700   Symantec Corp. (a) . . . . . . . . . . . . . . . . .       111,150
    4,600   System Software Associates, Inc. (a) . . . . . . . .        35,075
    2,100   Systems & Computer Technology Corp. (a). . . . . . .        56,175
    2,100   SystemSoft Corp. (a) . . . . . . . . . . . . . . . .        22,575
    1,500   Vantive Corp. (a). . . . . . . . . . . . . . . . . .        42,375
    1,300   Veritas Software Corp. (a) . . . . . . . . . . . . .        65,325
    1,800   Viasoft, Inc. (a). . . . . . . . . . . . . . . . . .        91,350
    1,400   VideoServer, Inc. (a). . . . . . . . . . . . . . . .        18,550
    2,800   Viewlogic Systems, Inc. (a). . . . . . . . . . . . .        40,950
    1,000   Visio Corp. (a). . . . . . . . . . . . . . . . . . .        70,500
    1,000   Wall Data, Inc. (a). . . . . . . . . . . . . . . . .        26,375
    2,100   Wind River Systems (a) . . . . . . . . . . . . . . .        80,325
    2,400   Wonderware Corp. (a) . . . . . . . . . . . . . . . .        33,900
    1,300   Yahoo!, Inc. (a) . . . . . . . . . . . . . . . . . .        45,825
                                                                   -----------
                                                                     4,015,657
                                                                   -----------

            CONSUMER GOODS - 0.16%
    1,300   Bush Industries, Inc.-Cl. A. . . . . . . . . . . . .        30,875
      600   Fossil, Inc. (a) . . . . . . . . . . . . . . . . . .        10,650
    2,000   Galoob Toys, Inc. (a). . . . . . . . . . . . . . . .        37,750
    1,900   Herbalife International, Inc.  . . . . . . . . . . .        30,875
    1,700   Renters Choice, Inc. (a) . . . . . . . . . . . . . .        33,787
                                                                   -----------
                                                                       143,937
                                                                   -----------

            CONSUMER SERVICES - 0.60%
    1,700   Billing Information Concepts (a) . . . . . . . . . .        59,288
    1,500   CoreComm, Inc. (a) . . . . . . . . . . . . . . . . .        25,875
    3,850   Crawford & Co.-Cl. B . . . . . . . . . . . . . . . .        62,562
    2,800   DeVry, Inc. (a). . . . . . . . . . . . . . . . . . .        75,600
    1,150   Equity Corporation International (a) . . . . . . . .        27,816
    2,200   G & K Services, Inc.-Cl. A . . . . . . . . . . . . .        81,950
      500   Pinkerton's, Inc. (a). . . . . . . . . . . . . . . .        15,375
    2,500   Prepaid Legal Services, Inc. (a) . . . . . . . . . .        52,812
    3,800   Rollins, Inc.  . . . . . . . . . . . . . . . . . . .        76,475
    1,650   Seattle FilmWorks, Inc. (a). . . . . . . . . . . . .        19,800
    1,650   Sylvan Learning Systems, Inc. (a). . . . . . . . . .        56,100
                                                                   -----------
                                                                       553,653
                                                                   -----------

            CONTAINERS - 0.78%
    1,900   ACX Technologies, Inc. (a) . . . . . . . . . . . . .        42,750
    2,100   Aptargroup, Inc. . . . . . . . . . . . . . . . . . .        95,025
    3,500   Ball Corp. . . . . . . . . . . . . . . . . . . . . .       105,219
    2,400   Chesapeake Corp. . . . . . . . . . . . . . . . . . .        81,000
    3,400   First Brands Corp. . . . . . . . . . . . . . . . . .        77,987
    5,800   Gaylord Container Corp.-Cl. A (a). . . . . . . . . .        44,588
    1,500   Greif Brothers Corp.-Cl. A . . . . . . . . . . . . .        40,500
      100   Liqui-Box Corp.. . . . . . . . . . . . . . . . . . .         3,375
    5,800   Longview Fibre Co. . . . . . . . . . . . . . . . . .        96,425
    2,700   Shorewood Packaging Corp. (a). . . . . . . . . . . .        61,425
    1,800   Silgan Holdings, Inc. (a). . . . . . . . . . . . . .        69,750
                                                                   -----------
                                                                       718,044
                                                                   -----------

            COSMETICS AND TOILETRIES - 0.12%
    1,350   INBRAND Corp. (a). . . . . . . . . . . . . . . . . .   $    40,500
    2,600   Nature's Sunshine Products, Inc. . . . . . . . . . .        47,125
    3,000   Playtex Products, Inc. (a) . . . . . . . . . . . . .        28,125
                                                                   -----------
                                                                       115,750
                                                                   -----------

            DIVERSIFIED - 0.23%
    3,200   Hexcel Corp. (a) . . . . . . . . . . . . . . . . . .        55,200
    1,800   Justin Industries  . . . . . . . . . . . . . . . . .        22,950
    1,224   NACCO Industries, Inc.-Cl. A . . . . . . . . . . . .        69,079
    1,350   Volt Information Sciences, Inc. (a). . . . . . . . .        68,175
                                                                   -----------
                                                                       215,404
                                                                   -----------

            DRUGS - 0.60%
    2,400   Alpharma, Inc.-Cl. A . . . . . . . . . . . . . . . .        38,250
    3,200   Cephalon, Inc. (a) . . . . . . . . . . . . . . . . .        36,800
    3,400   COR Therapeutics, Inc. (a) . . . . . . . . . . . . .        36,125
    3,400   Gilead Sciences, Inc. (a). . . . . . . . . . . . . .        93,925
    3,700   Isis Pharmaceuticals, Inc. (a) . . . . . . . . . . .        53,881
    2,500   Jones Medical Industries, Inc. . . . . . . . . . . .       118,750
    1,300   Medicis Pharmaceutical-Cl. A (a) . . . . . . . . . .        64,837
    7,500   Perrigo Co. (a). . . . . . . . . . . . . . . . . . .        93,750
    3,300   Sequus Pharmaceuticals, Inc. (a) . . . . . . . . . .        21,038
                                                                   -----------
                                                                       557,356
                                                                   -----------

            DRUGS/RETAIL - 0.16%
    1,500   Express Scripts, Inc.-Cl. A (a). . . . . . . . . . .        62,625
    1,400   Rexall Sundown, Inc. (a) . . . . . . . . . . . . . .        54,600
    3,900   Zila, Inc. (a) . . . . . . . . . . . . . . . . . . .        26,325
                                                                   -----------
                                                                       143,550
                                                                   -----------

            ELECTRICAL EQUIPMENT - 1.58%
    2,500   Adtran, Inc. (a) . . . . . . . . . . . . . . . . . .        61,874
    3,600   AMETEK, Inc. . . . . . . . . . . . . . . . . . . . .        84,600
    2,100   Baldor Electric Co.  . . . . . . . . . . . . . . . .        62,081
    2,700   Belden, Inc. . . . . . . . . . . . . . . . . . . . .        91,969
    1,700   Berg Electronics Corp. (a) . . . . . . . . . . . . .        61,094
    1,100   Charter Power Systems, Inc. (a). . . . . . . . . . .        41,250
       66   Chyron Corp. (a) . . . . . . . . . . . . . . . . . .           297
      700   Dynamics Corp. of America. . . . . . . . . . . . . .        43,575
    2,400   ESS Technology, Inc. (a) . . . . . . . . . . . . . .        32,250
    1,700   Essex International (a). . . . . . . . . . . . . . .        47,387
      900   Esterline Technologies Corp. (a) . . . . . . . . . .        31,669
      800   Fluke Corp.  . . . . . . . . . . . . . . . . . . . .        47,400
      600   Franklin Electric Co., Inc.. . . . . . . . . . . . .        29,850
      500   Jabil Circuit, Inc. (a). . . . . . . . . . . . . . .        41,938
    4,200   Kemet Corp. (a). . . . . . . . . . . . . . . . . . .       104,475
    2,100   Littelfuse, Inc. (a) . . . . . . . . . . . . . . . .        59,325
    3,300   MagnaTek, Inc. (a) . . . . . . . . . . . . . . . . .        54,863
      900   Marquette Medical Systems-Cl. A (a). . . . . . . . .        19,800
    1,600   MRV Communcications, Inc. (a). . . . . . . . . . . .        47,200
    2,100   OIS Optical Imaging Systems, Inc. (a). . . . . . . .         5,119
    1,400   Perceptron, Inc. (a) . . . . . . . . . . . . . . . .        37,975
    3,300   Ramtron International Corp. (a). . . . . . . . . . .        20,006
    2,100   Sanmina Corp. (a). . . . . . . . . . . . . . . . . .       133,350


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    3,300   Silicon Valley Group, Inc. (a) . . . . . . . . . . .   $    87,037
    1,400   SMART Modular Technologies, Inc. (a) . . . . . . . .        47,250
    1,200   Telco Systems, Inc. (a). . . . . . . . . . . . . . .        39,000
    2,000   Tracor, Inc. (a) . . . . . . . . . . . . . . . . . .        50,250
    3,600   Vicor Corp. (a). . . . . . . . . . . . . . . . . . .        81,000
                                                                   -----------
                                                                     1,463,884
                                                                   -----------

            ELECTRONICS - 3.89%
    2,800   Actel Corp. (a). . . . . . . . . . . . . . . . . . .        47,775
    2,600   Alliance Semiconductor Corp.  (a). . . . . . . . . .        21,288
    1,400   Altron, Inc. (a) . . . . . . . . . . . . . . . . . .        21,000
    2,000   American Residential Services, Inc. (a). . . . . . .        46,500
    6,200   Ampex Corp.-Cl. A  (a) . . . . . . . . . . . . . . .        36,036
    1,300   Amphenol Corp.-Cl. A (a) . . . . . . . . . . . . . .        50,538
    1,100   ANADIGICS, Inc. (a). . . . . . . . . . . . . . . . .        34,100
      700   Analogic Corp. . . . . . . . . . . . . . . . . . . .        23,800
    3,100   BMC Industries Inc.  . . . . . . . . . . . . . . . .       106,175
    3,250   Burr-Brown Corp.  (a). . . . . . . . . . . . . . . .       112,125
    2,100   Cable Design Technologies  (a) . . . . . . . . . . .        61,819
    3,000   C-Cube Microsystems, Inc. (a). . . . . . . . . . . .        52,688
    3,300   Checkpoint Systems, Inc. (a) . . . . . . . . . . . .        53,006
    1,500   Cohu, Inc. . . . . . . . . . . . . . . . . . . . . .        46,875
    2,800   Computer Products, Inc.  (a) . . . . . . . . . . . .        70,000
    7,600   CopyTele, Inc.  (a). . . . . . . . . . . . . . . . .        41,325
    2,400   Credence Systems Corp.  (a). . . . . . . . . . . . .        71,850
      400   CTS Corp.. . . . . . . . . . . . . . . . . . . . . .        27,575
      550   Cubic Corp.  . . . . . . . . . . . . . . . . . . . .        14,300
    1,400   DII Group, Inc. (a). . . . . . . . . . . . . . . . .        61,600
    1,300   Dionex Corp. (a) . . . . . . . . . . . . . . . . . .        66,625
    2,200   Dynatech Corp.  (a). . . . . . . . . . . . . . . . .        78,650
    2,700   Electroglas, Inc. (a). . . . . . . . . . . . . . . .        68,006
      700   Eltron International, Inc.  (a). . . . . . . . . . .        20,825
    1,900   Etec Systems, Inc. (a) . . . . . . . . . . . . . . .        81,462
    3,600   FSI International, Inc.  (a) . . . . . . . . . . . .        57,600
    3,100   GenRad, Inc. (a) . . . . . . . . . . . . . . . . . .        70,138
    3,500   Gentex Corp. (a) . . . . . . . . . . . . . . . . . .        69,125
      900   Hadco Corp.  (a) . . . . . . . . . . . . . . . . . .        58,950
    3,300   Identix, Inc.  (a) . . . . . . . . . . . . . . . . .        36,506
    8,800   Integrated Device Technology, Inc.  (a). . . . . . .        92,400
    2,100   Integrated Process Equipment Corp.  (a). . . . . . .        53,156
        4   Intermagnetics General Corp.  (a). . . . . . . . . .            43
    1,800   Itron, Inc.  (a) . . . . . . . . . . . . . . . . . .        46,575
    3,200   Kent Electronics Corp.  (a). . . . . . . . . . . . .       117,400
    2,200   Kuhlman Corp.  . . . . . . . . . . . . . . . . . . .        70,950
    1,100   LeCroy Corp. (a) . . . . . . . . . . . . . . . . . .        40,563
    1,800   Logicon, Inc.  . . . . . . . . . . . . . . . . . . .        95,400
    3,500   Lo-Jack Corp.  (a) . . . . . . . . . . . . . . . . .        50,312
    5,800   LTX Corp. (a). . . . . . . . . . . . . . . . . . . .        37,700
    2,000   Marshall Industries  (a) . . . . . . . . . . . . . .        74,500
    1,000   MTS Systems Corp.  . . . . . . . . . . . . . . . . .        30,500
    1,800   Nichols Research Corp.  (a). . . . . . . . . . . . .        37,800
    1,700   Nimbus CD International, Inc.  (a) . . . . . . . . .        18,700
    1,900   Oak Industries, Inc.  (a). . . . . . . . . . . . . .        54,625
    1,200   Park Electrochemical Corp. . . . . . . . . . . . . .        31,575
    1,000   Photronics, Inc.  (a). . . . . . . . . . . . . . . .        47,750
    4,300   Pioneer-Standard Electronics, Inc. . . . . . . . . .   $    58,050
    1,000   Plexus Corp. (a) . . . . . . . . . . . . . . . . . .        55,812
      900   Rambus, Inc. (a) . . . . . . . . . . . . . . . . . .        41,850
    3,200   Robotic Vision Systems, Inc.  (a). . . . . . . . . .        38,000
      900   Rogers Corp. (a) . . . . . . . . . . . . . . . . . .        31,725
    5,400   S3, Inc.  (a). . . . . . . . . . . . . . . . . . . .        59,400
    1,900   SDL, Inc. (a). . . . . . . . . . . . . . . . . . . .        36,338
    1,500   Sheldahl, Inc.  (a). . . . . . . . . . . . . . . . .        30,938
    1,500   Siliconix, Inc. (a). . . . . . . . . . . . . . . . .        41,250
      600   SpeedFam International, Inc.  (a). . . . . . . . . .        21,525
    1,700   Stanford Telecommunications, Inc. (a). . . . . . . .        26,244
    1,100   Technitrol, Inc. . . . . . . . . . . . . . . . . . .        30,112
      600   Tech-Sym Corp.  (a). . . . . . . . . . . . . . . . .        20,025
      300   ThermoSpectra Corp.  (a) . . . . . . . . . . . . . .         3,544
    3,300   Trimble Navagation Ltd.  (a) . . . . . . . . . . . .        58,575
    1,500   Triumph Group, Inc. (a). . . . . . . . . . . . . . .        46,500
    2,600   Ultratech Stepper, Inc.  (a) . . . . . . . . . . . .        59,475
    2,000   Uniphase Corp.  (a). . . . . . . . . . . . . . . . .       116,500
    1,300   Unitrode Corp.  (a). . . . . . . . . . . . . . . . .        65,488
      900   Veeco Instruments, Inc. (a). . . . . . . . . . . . .        34,875
       50   Vitesse Semiconductor Corp. (a). . . . . . . . . . .         1,634
    1,500   Watkins-Johnson Co.  . . . . . . . . . . . . . . . .        46,125
    1,900   Wyle Electronics . . . . . . . . . . . . . . . . . .        75,050
    3,000   Zilog, Inc.  (a) . . . . . . . . . . . . . . . . . .        57,000
    1,000   Zygo Corp.  (a). . . . . . . . . . . . . . . . . . .        30,750
                                                                   -----------
                                                                     3,594,996
                                                                   -----------

            ENGINEERING - 0.15%
    2,400   Granite Construction, Inc. . . . . . . . . . . . . .        47,400
    2,500   Jacobs Engineering Group, Inc. (a) . . . . . . . . .        67,188
      800   Starrett (L.S.) Co.-Cl. A  . . . . . . . . . . . . .        25,500
                                                                   -----------
                                                                       140,088
                                                                   -----------

            ENGINEERING AND CONSTRUCTION - 0.06%
    1,300   Stone & Webster, Inc.. . . . . . . . . . . . . . . .        55,494
                                                                   -----------

            ENTERTAINMENT - 0.27%
    2,900   Grand Casino, Inc. (a) . . . . . . . . . . . . . . .        42,775
    1,900   Florida Panthers Holdings (a). . . . . . . . . . . .        46,075
    7,800   Malibu Entertainment Worldwide (a) . . . . . . . . .        43,387
    1,900   Rio Hotel and Casino, Inc.  (a). . . . . . . . . . .        28,619
    2,200   Speedway Motorsports, Inc. (a) . . . . . . . . . . .        47,850
    3,800   Trump Hotels & Casino Resorts, Inc.  (a) . . . . . .        40,850
                                                                   -----------
                                                                       249,556
                                                                   -----------

            ENVIRONMENTAL CONTROL - 0.91%
    7,300   Allied Waste Industries, Inc.  (a) . . . . . . . . .       126,838
    5,700   Allwaste, Inc.  (a). . . . . . . . . . . . . . . . .        54,150
    3,900   Calgon Carbon Corp.  . . . . . . . . . . . . . . . .        54,112
    2,400   Culligan Water Technologies, Inc. (a). . . . . . . .       107,400
    3,100   Dames & Moore, Inc.  . . . . . . . . . . . . . . . .        38,362
    2,000   Donaldson Co., Inc.  . . . . . . . . . . . . . . . .        76,000
    2,200   IMCO Recycling, Inc. . . . . . . . . . . . . . . . .        41,525
    2,000   Ionics, Inc. (a) . . . . . . . . . . . . . . . . . .        91,000
      300   Mine Safety Appliances Co. . . . . . . . . . . . . .        18,150


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    6,400   Safety-Kleen Corp. . . . . . . . . . . . . . . . . .   $   108,000
      600   Superior Services, Inc.  (a) . . . . . . . . . . . .        14,250
    1,900   Watsco, Inc. . . . . . . . . . . . . . . . . . . . .        47,500
    2,200   Zurn Industries, Inc.. . . . . . . . . . . . . . . .        63,250
                                                                   -----------
                                                                       840,537
                                                                   -----------

            FINANCIAL SERVICES - 7.88%
    3,500   Aames Financial Corp.. . . . . . . . . . . . . . . .        64,750
    2,100   ALBANK Financial Corp. . . . . . . . . . . . . . . .        82,950
    1,600   Alex Brown, Inc. . . . . . . . . . . . . . . . . . .       113,000
    2,100   AMCORE Financial, Inc. . . . . . . . . . . . . . . .        57,225
    3,600   AmeriCredit Corp.  (a) . . . . . . . . . . . . . . .        75,600
    2,800   AMRESCO, Inc.  (a) . . . . . . . . . . . . . . . . .        60,200
    1,200   Anchor Bancorp Wisconsin, Inc. . . . . . . . . . . .        58,500
    5,400   Arcadia Financial Ltd.  (a). . . . . . . . . . . . .        49,612
    1,760   Associated Banc-Corp . . . . . . . . . . . . . . . .        69,520
    1,900   Astoria Financial Corp.  . . . . . . . . . . . . . .        90,250
    2,100   BancorpSouth, Inc. . . . . . . . . . . . . . . . . .        60,900
      800   Bank of Granite Corp.. . . . . . . . . . . . . . . .        24,200
      700   BankAltantic Bancorp, Inc.-Cl. B . . . . . . . . . .         9,888
       75   BankAtlantic Bancorp, Inc.-Cl. A . . . . . . . . . .         1,050
    2,800   Bankers Corp.  . . . . . . . . . . . . . . . . . . .        78,400
    1,200   Banknorth Group, Inc.. . . . . . . . . . . . . . . .        55,500
    2,700   Bay View Capital Corp. . . . . . . . . . . . . . . .        70,875
      515   BOK Financial Corp.  (a) . . . . . . . . . . . . . .        18,154
    1,800   CCB Financial Corp.  . . . . . . . . . . . . . . . .       131,625
    1,755   Chemical Financial Corp. . . . . . . . . . . . . . .        60,547
    1,900   CitFed Bancorp, Inc. . . . . . . . . . . . . . . . .        73,625
    1,400   Citizens Banking Corp. . . . . . . . . . . . . . . .        47,950
    1,200   Cityscape Financial Corp.  (a) . . . . . . . . . . .        23,925
    2,000   CNB Bankshares, Inc. . . . . . . . . . . . . . . . .        81,000
    2,000   Coast Savings Financial, Inc.  (a) . . . . . . . . .        90,875
    3,700   Colonial BancGroup, Inc. . . . . . . . . . . . . . .        89,725
    2,155   Commerce Bancorp, Inc. . . . . . . . . . . . . . . .        83,506
    2,450   Commercial Federal Corp. . . . . . . . . . . . . . .        90,956
    1,900   Community First Bankshares, Inc. . . . . . . . . . .        72,913
    1,000   Corus Bankshares, Inc. . . . . . . . . . . . . . . .        28,250
      300   CPB, Inc.. . . . . . . . . . . . . . . . . . . . . .        11,175
    2,800   Credit Acceptance Corp.  (a) . . . . . . . . . . . .        36,050
    3,000   Cullen/Frost Bankers, Inc. . . . . . . . . . . . . .       127,125
    1,600   Cuno, Inc.  (a). . . . . . . . . . . . . . . . . . .        26,800
    2,257   Downey Financial Corp. . . . . . . . . . . . . . . .        53,322
    2,400   Eaton Vance Corp.  . . . . . . . . . . . . . . . . .        66,750
    1,540   F & M Bancorporation Inc.  . . . . . . . . . . . . .        61,600
    2,200   F & M National Corp. . . . . . . . . . . . . . . . .        57,200
      900   Financial Federal Corp.  (a) . . . . . . . . . . . .        19,800
    3,100   First Colorado Bancorp, Inc. . . . . . . . . . . . .        59,287
       55   First Commercial Corp. . . . . . . . . . . . . . . .         2,262
      400   First Financial Corp.-Indiana  . . . . . . . . . . .        14,900
    4,200   First Financial Corp.-Wisconsin  . . . . . . . . . .       123,375
      925   First Indiana Corp.  . . . . . . . . . . . . . . . .        20,813
    2,939   First Michigan Bank Corp.  . . . . . . . . . . . . .        88,905
    1,650   First Midwest Bancorp, Inc.. . . . . . . . . . . . .        52,284
    1,100   First Savings Bank of Washington
              Bancorp, Inc.  . . . . . . . . . . . . . . . . . .        24,475
      200   First United Bancshares, Inc.  . . . . . . . . . . .   $     8,550
      900   First Western Bancorp, Inc.. . . . . . . . . . . . .        33,975
    1,300   Firstbank of Illinois Co.  . . . . . . . . . . . . .        50,862
    2,600   FirstBank Puerto Rico. . . . . . . . . . . . . . . .        67,275
    2,400   FIRSTPLUS Financial Group, Inc.  (a) . . . . . . . .        81,600
    1,300   Fort Wayne National Corp.  . . . . . . . . . . . . .        61,100
      700   Fund American Enterprise Holdings. . . . . . . . . .        73,500
    1,500   Great Financial Corp.. . . . . . . . . . . . . . . .        52,688
    1,600   Hambrecht & Quist Group (a). . . . . . . . . . . . .        52,400
    1,120   Hancock Holding Co.  . . . . . . . . . . . . . . . .        54,880
    2,139   HUBCO, Inc.  . . . . . . . . . . . . . . . . . . . .        62,031
    1,800   IMC Mortgage Co. (a) . . . . . . . . . . . . . . . .        29,925
    2,850   Imperial Bancorp  (a). . . . . . . . . . . . . . . .        82,294
    2,600   Imperial Credit Industries, Inc.  (a). . . . . . . .        53,462
    1,700   Interra Financial, Inc.  . . . . . . . . . . . . . .        71,294
      400   Investment Technology Group, Inc. (a). . . . . . . .        10,750
    1,100   Jefferies Group, Inc.. . . . . . . . . . . . . . . .        62,700
    1,600   Jefferson Bankshares, Inc. . . . . . . . . . . . . .        57,600
      500   John Nuveen & Co., Inc.-Cl. A  . . . . . . . . . . .        15,625
    4,505   Keystone Financial, Inc. . . . . . . . . . . . . . .       140,781
    1,100   Klamath First Bancorp, Inc.. . . . . . . . . . . . .        21,038
    1,800   Legg Mason, Inc. . . . . . . . . . . . . . . . . . .        96,862
    3,000   Long Island Bancorp, Inc.  . . . . . . . . . . . . .       108,938
    1,300   MAF Bancorp, Inc.  . . . . . . . . . . . . . . . . .        54,437
    1,500   Magna Bancorp, Inc.  . . . . . . . . . . . . . . . .        41,063
    3,500   Magna Group, Inc.  . . . . . . . . . . . . . . . . .       121,625
    1,000   McDonald & Company Investments . . . . . . . . . . .        45,875
    2,700   Morgan Keegan, Inc.  . . . . . . . . . . . . . . . .        53,663
    1,400   Morrison Knudsen Corp.  (a). . . . . . . . . . . . .        19,075
    1,400   National Auto Credit, Inc.  (a). . . . . . . . . . .        12,425
    1,840   National City Bancshares, Inc. . . . . . . . . . . .        76,360
    1,450   New York Bankcorp, Inc.  . . . . . . . . . . . . . .        50,387
    2,400   North American Mortgage Co.. . . . . . . . . . . . .        56,850
       12   North Fork Bancorporation, Inc.  . . . . . . . . . .           256
    2,800   Ocwen Asset Investment Corp. . . . . . . . . . . . .        56,700
      900   Ocwen Financial Corp. (a). . . . . . . . . . . . . .        29,363
    1,900   ONBANCorp, Inc.. . . . . . . . . . . . . . . . . . .        96,900
    2,550   One Valley Bancorp, Inc. . . . . . . . . . . . . . .       107,100
    3,304   Peoples Heritage Financial Group, Inc. . . . . . . .       125,139
    7,300   Phoenix Duff & Phelps Corp.. . . . . . . . . . . . .        53,837
    2,500   Pioneer Group, Inc.  . . . . . . . . . . . . . . . .        57,500
    2,100   Piper Jaffray Companies, Inc.  . . . . . . . . . . .        43,050
    1,525   Provident Bankshares Corp. . . . . . . . . . . . . .        63,478
    1,099   Queens County Bancorp, Inc.. . . . . . . . . . . . .        50,005
    2,200   Quick & Reilly Group, Inc. . . . . . . . . . . . . .        51,150
    2,700   Raymond James Financial, Inc.  . . . . . . . . . . .        73,912
    1,500   RCSB Financial, Inc. . . . . . . . . . . . . . . . .        71,813
    1,700   Republic Bancorp, Inc. . . . . . . . . . . . . . . .        24,225
      670   Resource Bancshares Mortgage Group,
              Inc.   . . . . . . . . . . . . . . . . . . . . . .        13,232
    4,200   Roslyn Bancorp, Inc. . . . . . . . . . . . . . . . .        96,075
    2,400   Security Capital Atlantic. . . . . . . . . . . . . .        57,450
    1,300   Security Capital Corp. . . . . . . . . . . . . . . .       122,850
    1,000   Silicon Valley Bancshares  (a) . . . . . . . . . . .        45,250
    7,040   Sovereign Bancorp, Inc.  . . . . . . . . . . . . . .       107,360


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares                       Description                              Value
   ------                       -----------                        ------------
    1,900   Standard Financial, Inc. . . . . . . . . . . . . . .   $    46,550
    2,550   St. Paul Bancorp, Inc. . . . . . . . . . . . . . . .        84,469
      400   Sumitomo Bank of California. . . . . . . . . . . . .        11,550
      233   TCF Financial Corp.. . . . . . . . . . . . . . . . .        11,503
      400   Texas Regional Bancshares-Cl. A. . . . . . . . . . .        16,800
    2,000   TR Financial Corp. . . . . . . . . . . . . . . . . .        50,375
    2,100   Trans Financial, Inc.. . . . . . . . . . . . . . . .        58,538
    1,300   Triad Guaranty, Inc. (a) . . . . . . . . . . . . . .        58,987
    3,800   Trustco Bank Corp. . . . . . . . . . . . . . . . . .        81,225
    2,600   Trustmark Corp.. . . . . . . . . . . . . . . . . . .        72,800
    1,620   UMB Financial Corp.  . . . . . . . . . . . . . . . .        69,862
    1,600   United Bankshares, Inc.  . . . . . . . . . . . . . .        67,600
    2,500   United Carolina Bancshares, Inc.  (a). . . . . . . .       130,000
    3,200   United Companies Financial Corp. . . . . . . . . . .        90,400
    1,900   UST Corp.. . . . . . . . . . . . . . . . . . . . . .        42,513
    2,200   U.S. Trust Corp. . . . . . . . . . . . . . . . . . .       103,675
    1,200   WesBanco, Inc. . . . . . . . . . . . . . . . . . . .        47,550
    1,456   Westamerica Bancorporation . . . . . . . . . . . . .       110,656
    1,200   Westcorp . . . . . . . . . . . . . . . . . . . . . .        22,050
      800   White River Corp.  (a) . . . . . . . . . . . . . . .        58,300
    1,400   Whitney Holding Corp.. . . . . . . . . . . . . . . .        59,150
                                                                   -----------
                                                                     7,284,682
                                                                   -----------

            FOOD SERVICE/LODGING - 0.73%
    2,000   Bristol Hotel Co.  (a) . . . . . . . . . . . . . . .        77,000
    3,900   Franchise Finance Corp. of America . . . . . . . . .       101,644
    2,700   Luby's Cafeterias, Inc.  . . . . . . . . . . . . . .        53,831
      800   Marcus Corp. . . . . . . . . . . . . . . . . . . . .        19,700
    1,100   Morrison Health Care, Inc. . . . . . . . . . . . . .        17,531
    1,900   Ruby Tuesday, Inc. (a) . . . . . . . . . . . . . . .        42,631
    5,800   Ryan's Family Steak Houses, Inc.  (a). . . . . . . .        49,663
      600   Sanderson Farms, Inc.. . . . . . . . . . . . . . . .        10,500
    4,000   Savannah Foods & Industries, Inc.. . . . . . . . . .        70,250
    1,400   Sbarro, Inc. . . . . . . . . . . . . . . . . . . . .        38,850
    4,900   Shoney's, Inc.  (a). . . . . . . . . . . . . . . . .        29,094
    1,700   Showbiz Pizza Time, Inc. (a) . . . . . . . . . . . .        44,837
    2,000   Smithfield Foods, Inc.  (a). . . . . . . . . . . . .       123,000
                                                                   -----------
                                                                       678,531
                                                                   -----------

            FOODS - 1.12%
    2,000   CellStar Corp.  (a). . . . . . . . . . . . . . . . .        61,250
    1,600   Dreyer's Grand Ice Cream, Inc. . . . . . . . . . . .        63,200
    1,200   Earthgrains Co.. . . . . . . . . . . . . . . . . . .        78,675
    3,500   Hudson Foods Inc.-Cl. A  . . . . . . . . . . . . . .        57,094
    1,900   International Multifoods Corp. . . . . . . . . . . .        47,737
    1,900   Lance, Inc.  . . . . . . . . . . . . . . . . . . . .        36,338
    1,500   Michael Foods, Inc.  . . . . . . . . . . . . . . . .        27,750
    1,100   Morningstar Group, Inc.  (a) . . . . . . . . . . . .        32,312
    1,000   NPC International, Inc.  (a) . . . . . . . . . . . .        11,625
    2,100   Performance Food Group Co.  (a). . . . . . . . . . .        44,100
    3,900   Ralcorp Holdings, Inc.  (a). . . . . . . . . . . . .        57,525
    4,300   Richfood Holdings, Inc.. . . . . . . . . . . . . . .       111,800
    4,100   Rykoff-Sexton, Inc.  . . . . . . . . . . . . . . . .        95,581
    1,500   Smith's Food & Drug Centers, Inc.
            Cl. B (a). . . . . . . . . . . . . . . . . . . . . .        80,438
    2,400   Smucker (J.M.) Co.-Cl. A . . . . . . . . . . . . . .   $    52,200
    1,700   Suiza Foods Corp. (a). . . . . . . . . . . . . . . .        69,700
       51   Tootsie Roll Industries, Inc.  . . . . . . . . . . .         2,270
    2,800   Universal Foods Corp.. . . . . . . . . . . . . . . .       106,750
                                                                   -----------
                                                                     1,036,345
                                                                   -----------

            FOREST PRODUCTS AND PAPER - 0.08%
    1,500   Buckeye Cellulose Corp.  (a) . . . . . . . . . . . .        50,625
      800   Deltic Timber Corp.. . . . . . . . . . . . . . . . .        23,450
                                                                   -----------
                                                                        74,075
                                                                   -----------

            GAMING - 0.06%
    5,200   Aztar Corp.  (a) . . . . . . . . . . . . . . . . . .        36,725
    1,100   Sodak Gaming, Inc. (a) . . . . . . . . . . . . . . .        16,225
                                                                   -----------
                                                                        52,950
                                                                   -----------

            HEALTHCARE-DIVERSIFIED - 0.40%
    5,300   American Oncology Resources, Inc. (a). . . . . . . .        89,438
    3,000   Cerner Corp. (a) . . . . . . . . . . . . . . . . . .        63,000
    1,300   HCIA, Inc.  (a). . . . . . . . . . . . . . . . . . .        43,550
    1,400   HealthPlan Services Corp.  . . . . . . . . . . . . .        26,425
    5,400   Horizon/CMS Healthcare Corp.  (a). . . . . . . . . .       108,337
    5,800   Physician Corporation of America  (a). . . . . . . .        36,975
                                                                   -----------
                                                                       367,725
                                                                   -----------

            HEALTHCARE - 1.24%
    4,900   Apria Healthcare Group, Inc. (a) . . . . . . . . . .        86,056
    1,000   CRA Managed Care, Inc.  (a). . . . . . . . . . . . .        52,187
    1,400   Henry Schein, Inc. (a) . . . . . . . . . . . . . . .        43,750
    1,400   Inhale Therapeutics Systems (a). . . . . . . . . . .        34,650
    1,400   Living Centers of America, Inc.  (a) . . . . . . . .        55,300
    3,400   Mariner Health Group, Inc.  (a). . . . . . . . . . .        52,488
    2,124   MedPartners, Inc. (a). . . . . . . . . . . . . . . .        45,931
    1,200   Medquist, Inc. (a) . . . . . . . . . . . . . . . . .        36,450
    4,600   Mid Atlantic Medical Services, Inc.  (a) . . . . . .        71,588
    2,000   Multicare Companies, Inc.  (a) . . . . . . . . . . .        54,750
    1,400   NCS Healthcare, Inc. (a) . . . . . . . . . . . . . .        42,525
    2,800   OccuSystems, Inc.  (a) . . . . . . . . . . . . . . .        81,200
    1,100   Pediatrix Medical Group, Inc.  (a) . . . . . . . . .        50,394
      500   Perclose, Inc.  (a). . . . . . . . . . . . . . . . .        12,500
    1,700   Regency Health Services, Inc.  (a) . . . . . . . . .        26,137
    1,600   Renal Care Group, Inc. (a) . . . . . . . . . . . . .        66,700
    3,000   Renal Treatment Centers, Inc. (a)  . . . . . . . . .        80,625
    3,600   RoTech Medical Corp.  (a). . . . . . . . . . . . . .        72,225
    4,100   Sun Healthcare Group, Inc.  (a). . . . . . . . . . .        85,331
    4,100   Trigon Healthcare (a). . . . . . . . . . . . . . . .        99,425
                                                                   -----------
                                                                     1,150,212
                                                                   -----------

            HOLDING COMPANY - 0.13%
    2,700   Triarc Cos., Inc.  (a) . . . . . . . . . . . . . . .        55,013
    4,000   Walter Industries, Inc.  (a) . . . . . . . . . . . .        67,000
                                                                   -----------
                                                                       122,013
                                                                   -----------

            Hospital Supplies and Healthcare - 0.27%
    2,600   Haemonetics Corp.  (a) . . . . . . . . . . . . . . .        49,725


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares                       Description                              Value
   ------                       -----------                        -----------

    2,400   Healthdyne Technologies, Inc.  (a) . . . . . . . . .   $    41,400
    2,000   Interim Services, Inc.  (a). . . . . . . . . . . . .        89,000
    1,900   Rural/Metro Corp.  (a) . . . . . . . . . . . . . . .        55,159
       50   St. Jude Medical, Inc.  (a). . . . . . . . . . . . .         1,950
      600   Vital Signs, Inc.. . . . . . . . . . . . . . . . . .        10,538
                                                                   -----------
                                                                       247,772
                                                                   -----------

            HOTEL/MOTEL - 0.58%
    3,900   Boyd Gaming Corp.  (a) . . . . . . . . . . . . . . .        22,425
    1,800   Capstar Hotel Co. (a). . . . . . . . . . . . . . . .        56,925
    5,000   Choice Hotels Corp., Inc. (a). . . . . . . . . . . .        84,688
       62   Doubletree Corp.  (a). . . . . . . . . . . . . . . .         2,550
    2,000   Interstate Hotels Co. (a). . . . . . . . . . . . . .        58,875
    1,600   Primadonna Resorts, Inc. (a) . . . . . . . . . . . .        30,900
    3,400   Prime Hospitality Corp.  (a) . . . . . . . . . . . .        67,150
    4,300   Read-Rite Corp. (a). . . . . . . . . . . . . . . . .        89,762
    1,800   Red Roof Inns, Inc.  (a) . . . . . . . . . . . . . .        32,400
    1,800   Showboat, Inc. . . . . . . . . . . . . . . . . . . .        31,387
    1,700   Wyndham Hotel Corp. (a). . . . . . . . . . . . . . .        55,463
                                                                   -----------
                                                                       532,525
                                                                   -----------

            HOUSEHOLD FURNISHING - 0.87%
      700   Action Performance Cos., Inc.  (a) . . . . . . . . .        16,975
    2,200   Bassett Furniture Industries, Inc. . . . . . . . . .        62,288
    2,300   CORT Business Services Corp.  (a). . . . . . . . . .        67,850
    2,300   Department 56, Inc.  (a) . . . . . . . . . . . . . .        51,031
    4,000   Fedders Corp.  . . . . . . . . . . . . . . . . . . .        22,750
    7,100   Furniture Brands International, Inc. (a) . . . . . .       137,563
    2,600   Garden Ridge Corp. (a) . . . . . . . . . . . . . . .        32,500
    6,000   Heilig-Meyers Co.  . . . . . . . . . . . . . . . . .       117,750
    3,300   Juno Lighting, Inc.  . . . . . . . . . . . . . . . .        53,625
    2,100   Kimball International, Inc.-Cl. B. . . . . . . . . .        84,525
    1,800   La-Z-Boy Chair, Inc. . . . . . . . . . . . . . . . .        64,800
    1,100   McGrath Rentcorp . . . . . . . . . . . . . . . . . .        22,550
      500   National Presto Industries, Inc. . . . . . . . . . .        20,156
    4,300   Zenith Electronics Corp. (a) . . . . . . . . . . . .        50,794
                                                                   -----------
                                                                       805,157
                                                                   -----------

            HOUSEHOLD PRODUCTS - 0.24%
    2,200   Libbey, Inc. . . . . . . . . . . . . . . . . . . . .        77,000
    1,300   Sawtek, Inc. (a) . . . . . . . . . . . . . . . . . .        43,875
    1,700   Toro Co. . . . . . . . . . . . . . . . . . . . . . .        64,387
      600   USA Detergents, Inc.  (a). . . . . . . . . . . . . .         6,150
    2,000   Windmere-Durable Holdings, Inc.  . . . . . . . . . .        32,750
                                                                   -----------
                                                                       224,162
                                                                   -----------

            HOUSING REVENUE - 0.08%
    4,960   Champion Enterprises, Inc.  (a). . . . . . . . . . .        74,400
                                                                   -----------

            HUMAN RESOURCES - 0.16%
    2,300   Alternative Resources Corp. (a). . . . . . . . . . .        46,862
    1,400   Kelly Services, Inc.-Cl. A . . . . . . . . . . . . .        43,925
    1,900   Personnel Group of America, Inc.  (a). . . . . . . .        54,744
                                                                   -----------
                                                                       145,531
                                                                   -----------

            INSURANCE - 4.53%
    1,300   Acceptance Insurance Cos., Inc.  (a) . . . . . . . .   $    29,575
    1,300   Acordia, Inc.  . . . . . . . . . . . . . . . . . . .        52,000
    2,400   Alfa Corp. . . . . . . . . . . . . . . . . . . . . .        33,300
    1,950   Allied Group, Inc. . . . . . . . . . . . . . . . . .        74,100
      900   American Annuity Group, Inc.  (a). . . . . . . . . .        16,200
    3,200   Amerin Corp. (a) . . . . . . . . . . . . . . . . . .        77,600
    1,400   AmVestors Financial Corp.  . . . . . . . . . . . . .        26,250
    2,200   Argonaut Group, Inc. . . . . . . . . . . . . . . . .        64,900
    1,400   Baldwin & Lyons, Inc.-Cl. B. . . . . . . . . . . . .        31,675
    1,900   Berkley (W.R.) Corp. . . . . . . . . . . . . . . . .       111,862
    1,400   Capital RE Corp. . . . . . . . . . . . . . . . . . .        74,900
      800   CapMac Holdings, Inc.. . . . . . . . . . . . . . . .        26,900
      700   Capsure Holdings Corp.  (a). . . . . . . . . . . . .         9,056
    1,800   Chartwell RE Corp. . . . . . . . . . . . . . . . . .        54,000
      700   Citizens Corp. . . . . . . . . . . . . . . . . . . .        19,338
    2,600   CMAC Investment Corp.. . . . . . . . . . . . . . . .       124,150
    2,100   Commerce Group, Inc. . . . . . . . . . . . . . . . .        51,712
    1,100   Compdent Corp.  (a). . . . . . . . . . . . . . . . .        23,169
       32   Conseco, Inc.  . . . . . . . . . . . . . . . . . . .         1,184
    3,600   Coventry Corp.  (a). . . . . . . . . . . . . . . . .        54,450
    1,305   Delphi Financial Group, Inc.-Cl. A  (a). . . . . . .        50,243
    1,500   Enhance Financial Services Group, Inc. . . . . . . .        65,812
    1,100   Executive Risk, Inc. . . . . . . . . . . . . . . . .        57,200
    2,000   E.W. Blanch Holdings, Inc. . . . . . . . . . . . . .        53,375
    1,800   FBL Financial Group, Inc.-Cl. A. . . . . . . . . . .        67,950
    3,400   Financial Security Assurance Holdings Ltd. . . . . .       132,388
    1,600   First American Financial Corp. . . . . . . . . . . .        62,400
    1,400   Foremost Corp. of America  . . . . . . . . . . . . .        83,825
    2,600   Fremont General Corp.. . . . . . . . . . . . . . . .       104,650
    1,640   Frontier Insurance Group, Inc. . . . . . . . . . . .       106,190
    1,900   GAINSCO, Inc.  . . . . . . . . . . . . . . . . . . .        17,812
    2,100   Gallagher (Arthur J.) & Co.. . . . . . . . . . . . .        79,275
    2,200   Guarantee Life Companies, Inc. . . . . . . . . . . .        55,275
    1,000   Guaranty National Corp.  . . . . . . . . . . . . . .        24,000
    2,100   Hartford Life-Cl. A (a). . . . . . . . . . . . . . .        78,750
    3,400   HCC Insurance Holdings, Inc. . . . . . . . . . . . .        90,738
    2,600   Highlands Insurance Group, Inc.  (a) . . . . . . . .        52,325
    2,300   HSB Group, Inc.. . . . . . . . . . . . . . . . . . .       122,763
    1,400   Integon Corp.  . . . . . . . . . . . . . . . . . . .        35,000
    2,300   John Alden Financial Corp. . . . . . . . . . . . . .        48,156
      800   JSB Financial, Inc.  . . . . . . . . . . . . . . . .        34,600
      800   Kansas City Life Insurance Co. . . . . . . . . . . .        63,200
    1,400   Liberty Corp.  . . . . . . . . . . . . . . . . . . .        57,050
    1,500   Life RE Corp.  . . . . . . . . . . . . . . . . . . .        69,937
    2,000   Life USA Holding, Inc.  (a). . . . . . . . . . . . .        28,500
      400   Markel Corp. (a) . . . . . . . . . . . . . . . . . .        51,200
      600   Meadowbrook Insurance Group, Inc.. . . . . . . . . .        14,963
    1,418   Medical Assurance, Inc. (a). . . . . . . . . . . . .        57,606
    2,000   MMI Companies, Inc.  . . . . . . . . . . . . . . . .        52,250
    1,900   NAC Re Corp. . . . . . . . . . . . . . . . . . . . .        91,913
    1,800   National Tech Team, Inc.  (a). . . . . . . . . . . .        38,475
      200   National Western Life Insurance-Cl. A. (a) . . . . .        17,850
    1,400   Orion Capital Corp.  . . . . . . . . . . . . . . . .       103,250
    3,000   Penncorp Financial Group, Inc. . . . . . . . . . . .       115,500


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                       Description                              Value
   ------                       -----------                        -----------
    1,500   Poe & Brown, Inc.  . . . . . . . . . . . . . . . . .   $    55,500
    3,800   Presidential Life Corp.  . . . . . . . . . . . . . .        73,625
    1,723   PXRE Corp. . . . . . . . . . . . . . . . . . . . . .        52,982
    1,700   Reinsurance Group of America . . . . . . . . . . . .        97,750
    1,900   Risk Capital Holdings, Inc. (a). . . . . . . . . . .        39,900
      800   RLI Corp.. . . . . . . . . . . . . . . . . . . . . .        29,150
    1,800   SCPIE Holdings, Inc. . . . . . . . . . . . . . . . .        50,062
    1,100   Security Connecticut Corp.  (a). . . . . . . . . . .        60,569
    1,700   Selective Insurance Group, Inc.  . . . . . . . . . .        82,344
    1,200   State Auto Financial Corp. . . . . . . . . . . . . .        27,000
    4,000   Town & Country Trust . . . . . . . . . . . . . . . .        61,500
    1,900   Trenwick Group, Inc. . . . . . . . . . . . . . . . .        71,250
      900   United Fire & Casualty Co. . . . . . . . . . . . . .        33,750
    1,000   United Wisconsin Services, Inc.  . . . . . . . . . .        33,687
    1,900   Vesta Insurance Group, Inc.. . . . . . . . . . . . .        82,175
    2,200   Washington National Corp.  . . . . . . . . . . . . .        62,700
    2,200   Zenith National Insurance Corp.  . . . . . . . . . .        59,400
    2,000   Zurich Reinsurance Centre Holdings, Inc. . . . . . .        79,000
                                                                   -----------
                                                                     4,193,086
                                                                   -----------

            LEISURE RELATED - 0.76%
      400   AMC Entertainment, Inc.  . . . . . . . . . . . . . .         7,350
      700   Anchor Gaming  (a) . . . . . . . . . . . . . . . . .        33,425
    2,800   Arctic Cat, Inc. . . . . . . . . . . . . . . . . . .        29,050
      100   Bally's Grand, Inc.  (a) . . . . . . . . . . . . . .         5,100
    1,200   Carmike Cinemas, Inc.-Cl. A (a). . . . . . . . . . .        39,300
    2,500   Coachmen Industries, Inc.  . . . . . . . . . . . . .        42,812
    3,700   Handleman Co.  (a) . . . . . . . . . . . . . . . . .        23,588
    2,300   Huffy Corp.  . . . . . . . . . . . . . . . . . . . .        33,638
    4,400   Jostens, Inc.  . . . . . . . . . . . . . . . . . . .       117,700
    2,500   K2, Inc. . . . . . . . . . . . . . . . . . . . . . .        79,219
    2,600   Outboard Marine Corp.. . . . . . . . . . . . . . . .        46,150
      800   Penn National Gaming, Inc.  (a). . . . . . . . . . .        11,900
    1,600   Premiere Parks, Inc. (a) . . . . . . . . . . . . . .        59,000
    1,400   Signature Resorts, Inc. (a). . . . . . . . . . . . .        48,387
    2,900   Toy Biz, Inc.  (a) . . . . . . . . . . . . . . . . .        23,925
    2,500   Vail Resorts, Inc. (a) . . . . . . . . . . . . . . .        63,125
    1,600   West Marine, Inc.  (a) . . . . . . . . . . . . . . .        41,200
                                                                   -----------
                                                                       704,869
                                                                   -----------

            MACHINERY - 2.27%
      300   Ag-Chem Equipment Co., Inc. (a). . . . . . . . . . .         6,900
    1,000   Alamo Group, Inc.  . . . . . . . . . . . . . . . . .        20,813
    2,100   Albany International Corp.-Cl. A . . . . . . . . . .        47,250
    1,000   Allied Products Corp.. . . . . . . . . . . . . . . .        33,125
    1,900   Applied Industrial Technology, Inc.  . . . . . . . .        68,400
    1,400   Applied Power, Inc.-Cl. A  . . . . . . . . . . . . .        72,275
    2,800   Aviall, Inc. (a) . . . . . . . . . . . . . . . . . .        39,200
    1,200   Blount International, Inc.-Cl. A . . . . . . . . . .        51,075
    2,700   BW/IP, Inc.  . . . . . . . . . . . . . . . . . . . .        54,844
    1,300   Cascade Corp.  . . . . . . . . . . . . . . . . . . .        25,106
    4,100   Cincinnati Milacron, Inc.  . . . . . . . . . . . . .       106,344
    1,300   Columbus McKinnon Corp.  . . . . . . . . . . . . . .        24,700
    1,600   Commercial Intertech Corp. . . . . . . . . . . . . .        22,300
    1,100   DT Industries, Inc.  . . . . . . . . . . . . . . . .        39,325
    3,200   Durco International, Inc.  . . . . . . . . . . . . .   $    93,600
    3,700   Giddings & Lewis, Inc. . . . . . . . . . . . . . . .        77,237
      500   Gleason Corp.  . . . . . . . . . . . . . . . . . . .        23,250
    2,500   Global Industrial Technologies, Inc. (a) . . . . . .        51,250
    1,600   Greenfield Industries. . . . . . . . . . . . . . . .        43,200
    1,400   Helix Technology Corp. . . . . . . . . . . . . . . .        56,700
    3,350   IDEX Corp. . . . . . . . . . . . . . . . . . . . . .       110,550
    4,000   JLG Industries . . . . . . . . . . . . . . . . . . .        54,500
    2,400   Kulicke & Soffa Industries, Inc.  (a). . . . . . . .        77,925
    2,100   Lincoln Electric Co. . . . . . . . . . . . . . . . .        80,325
    1,650   Lindsay Manufacturing Co.  . . . . . . . . . . . . .        54,037
    1,750   Manitowoc Co., Inc.  . . . . . . . . . . . . . . . .        81,813
    1,300   Nordson Corp.. . . . . . . . . . . . . . . . . . . .        83,525
    2,200   OmniQuip International, Inc. (a) . . . . . . . . . .        50,875
    1,200   Osmonics, Inc.  (a). . . . . . . . . . . . . . . . .        22,125
    2,900   Regal-Beloit Corp. . . . . . . . . . . . . . . . . .        76,850
    1,400   Robbins & Myers, Inc.. . . . . . . . . . . . . . . .        45,500
    1,800   Roper Industries, Inc. . . . . . . . . . . . . . . .        93,375
    2,000   Specialty Equipment Cos., Inc. (a) . . . . . . . . .        29,500
      800   SPS Technologies, Inc.  (a). . . . . . . . . . . . .        56,600
    1,700   Tennant Co.  . . . . . . . . . . . . . . . . . . . .        56,525
      300   TurboChef, Inc. (a). . . . . . . . . . . . . . . . .         4,050
    2,000   Watts Industries, Inc.-Cl. A . . . . . . . . . . . .        48,000
    2,100   Zebra Technologies Corp.-Cl. A (a) . . . . . . . . .        58,537
    1,500   Zoltek Cos., Inc.  (a) . . . . . . . . . . . . . . .        57,375
                                                                   -----------
                                                                     2,098,881
                                                                   -----------

            MANUFACTURING - 1.82%
      300   Advanced Lighting Technologies, Inc. (a) . . . . . .         7,575
      900   Alltrista Corp. (a). . . . . . . . . . . . . . . . .        24,637
    2,400   Brady (W.H.) Co. . . . . . . . . . . . . . . . . . .        69,600
       25   Cavalier Homes, Inc. . . . . . . . . . . . . . . . .           250
    2,700   Clarcor, Inc.  . . . . . . . . . . . . . . . . . . .        66,825
    1,200   Cross (A.T.) Co.-Cl. A . . . . . . . . . . . . . . .        15,300
      700   Day Runner, Inc.  (a). . . . . . . . . . . . . . . .        23,275
    3,400   Figgie International,Inc.-Cl. A  (a) . . . . . . . .        46,750
    2,400   Fisher Scientific International  . . . . . . . . . .       114,000
    2,400   Fleetwood Enterprises. . . . . . . . . . . . . . . .        71,550
    1,600   Foamex International, Inc.  (a). . . . . . . . . . .        21,000
    1,700   Furon Co.. . . . . . . . . . . . . . . . . . . . . .        53,338
    3,000   GenCorp, Inc.  . . . . . . . . . . . . . . . . . . .        69,375
    2,000   Graco, Inc.  . . . . . . . . . . . . . . . . . . . .        60,250
    4,000   Griffon Corp.  (a) . . . . . . . . . . . . . . . . .        54,750
    1,700   Harman International Industries, Inc.  . . . . . . .        71,612
    1,000   Insilco Corp.  (a) . . . . . . . . . . . . . . . . .        37,500
    3,000   Lydall, Inc. (a) . . . . . . . . . . . . . . . . . .        63,375
    1,100   Matthews International Corp.-Cl. A . . . . . . . . .        40,150
    3,300   MDU Resources Group, Inc.. . . . . . . . . . . . . .        79,200
    2,725   Paxar Corp.  (a) . . . . . . . . . . . . . . . . . .        51,434
    1,400   Plantronics, Inc.  (a) . . . . . . . . . . . . . . .        70,175
    2,100   Polymer Group, Inc. (a). . . . . . . . . . . . . . .        33,863
    1,200   RMI Titanium Co.  (a). . . . . . . . . . . . . . . .        32,700
    4,200   Royal Appliance Manufacturing (a). . . . . . . . . .        35,963
    1,600   Samsonite Corp. (a). . . . . . . . . . . . . . . . .        70,600
    1,000   Sequa Corp.-Cl. A  (a) . . . . . . . . . . . . . . .        56,375


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                       Description                              Value
   ------                       -----------                        -----------
    2,200   Standex International Corp.. . . . . . . . . . . . .   $    66,000
    1,200   Thermo TerraTech, Inc.  (a). . . . . . . . . . . . .        13,650
    1,400   Tredegar Industries, Inc.  . . . . . . . . . . . . .        77,700
    3,200   Waters Corp. (a) . . . . . . . . . . . . . . . . . .       114,800
    2,000   Westinghouse Air Brake Co. . . . . . . . . . . . . .        40,000
    1,700   Zytec Corp.  (a) . . . . . . . . . . . . . . . . . .        31,875
                                                                   -----------
                                                                     1,685,447
                                                                   -----------

            MARKETING - 0.23%
    5,200   ACNielsen Corp. (a). . . . . . . . . . . . . . . . .       102,050
      700   CKS Group, Inc. (a). . . . . . . . . . . . . . . . .        23,625
    4,300   Sitel Corp. (a). . . . . . . . . . . . . . . . . . .        88,687
                                                                   -----------
                                                                       214,362
                                                                   -----------

            MEDICAL BIOTECHNOLOGY - 1.50%
    4,200   Advanced Tissue Sciences, Inc. (a) . . . . . . . . .        54,075
    2,000   Affymetrix, Inc. (a) . . . . . . . . . . . . . . . .        69,500
    1,500   Agouron Pharmaceuticals, Inc.  (a) . . . . . . . . .       121,313
    2,700   Alkermes, Inc.  (a). . . . . . . . . . . . . . . . .        39,150
    4,300   Alliance Pharmaceutical Corp.  (a) . . . . . . . . .        43,269
    1,200   Biomatrix, Inc. (a). . . . . . . . . . . . . . . . .        22,800
      800   Bio-Rad Laboratories, Inc.-Cl. A  (a). . . . . . . .        20,850
    6,000   Bio-Technology General Corp.  (a). . . . . . . . . .        81,000
    4,800   Creative BioMolecules, Inc. (a). . . . . . . . . . .        33,900
    7,400   Cytogen Corp.  (a) . . . . . . . . . . . . . . . . .        36,075
    1,700   Cytyc Corp.  (a) . . . . . . . . . . . . . . . . . .        46,112
    5,900   Gensia Sicor, Inc. (a) . . . . . . . . . . . . . . .        26,181
    2,400   Heartport, Inc. (a). . . . . . . . . . . . . . . . .        42,300
    2,100   Human Genome Sciences, Inc. (a). . . . . . . . . . .        69,825
    1,800   Hvide Marine, Inc.-Cl. A  (a). . . . . . . . . . . .        39,825
    3,100   IDEXX Laboratories, Inc. (a) . . . . . . . . . . . .        38,556
    2,500   Immunomedics, Inc. (a) . . . . . . . . . . . . . . .        10,938
    1,700   I-STAT Corp. (a) . . . . . . . . . . . . . . . . . .        29,112
    1,900   Martek Biosciences Corp. (a) . . . . . . . . . . . .        22,325
    2,800   MedImmune, Inc. (a). . . . . . . . . . . . . . . . .        51,800
    1,700   Millennium Pharmaceuticals (a) . . . . . . . . . . .        27,413
    1,400   Myriad Genetics, Inc. (a). . . . . . . . . . . . . .        37,800
    2,100   NeoPath, Inc.  (a) . . . . . . . . . . . . . . . . .        39,900
    3,000   Neoprobe Corp.  (a). . . . . . . . . . . . . . . . .        42,000
    1,900   Neurex Corp. (a) . . . . . . . . . . . . . . . . . .        26,837
    1,900   Neurogen Corp.  (a). . . . . . . . . . . . . . . . .        43,225
    2,375   Organogenesis, Inc.  (a) . . . . . . . . . . . . . .        46,461
    3,300   Regeneron Pharmaceuticals, Inc.  (a) . . . . . . . .        33,413
    1,900   SangStat Medical Corp.  (a). . . . . . . . . . . . .        43,937
    5,800   Scios, Inc.  (a) . . . . . . . . . . . . . . . . . .        36,975
    1,400   Transkaryotic Therapies, Inc. (a). . . . . . . . . .        43,225
    1,600   Vical, Inc.  (a) . . . . . . . . . . . . . . . . . .        20,400
    1,800   VISX, Inc.  (a). . . . . . . . . . . . . . . . . . .        42,750
                                                                   -----------
                                                                     1,383,242
                                                                   -----------

            MEDICAL SUPPLIES - 2.24%
    2,500   Acuson Corp. (a) . . . . . . . . . . . . . . . . . .        57,500
    2,800   ADAC Laboratories  (a) . . . . . . . . . . . . . . .        66,150
    1,600   Advanced Technology Laboratories, Inc. (a) . . . . .        68,800
    2,100   Arrow International, Inc.  . . . . . . . . . . . . .        61,425
    3,200   Arterial Vascular Engineering (a). . . . . . . . . .   $   103,000
    3,000   Ballard Medical Products . . . . . . . . . . . . . .        60,188
      950   Barr Laboratories, Inc.  (a) . . . . . . . . . . . .        41,800
    1,500   Capstone Pharmacy Services, Inc.  (a). . . . . . . .        16,312
    3,300   CNS, Inc. (a). . . . . . . . . . . . . . . . . . . .        30,113
    1,300   Coherent, Inc.  (a). . . . . . . . . . . . . . . . .        57,850
    2,500   CONMED Corp. (a) . . . . . . . . . . . . . . . . . .        42,500
    2,000   Datascope Corp. (a). . . . . . . . . . . . . . . . .        39,250
    1,300   Diagnostic Products Corp.. . . . . . . . . . . . . .        41,031
    3,395   Enzo Biochem, Inc. (a) . . . . . . . . . . . . . . .        53,259
    1,600   Graham Field Health Corp. (a). . . . . . . . . . . .        21,800
    2,200   Gulf South Medical Supply, Inc.  (a) . . . . . . . .        42,900
    1,300   Hologic, Inc.  (a) . . . . . . . . . . . . . . . . .        34,612
    3,300   Invacare Corp. . . . . . . . . . . . . . . . . . . .        77,138
    1,300   Kinetic Concepts, Inc. . . . . . . . . . . . . . . .        23,400
      300   LabOne, Inc. . . . . . . . . . . . . . . . . . . . .         5,475
    5,400   Laboratory Corporation of America
              Holdings (a) . . . . . . . . . . . . . . . . . . .        14,175
    1,400   Landauer, Inc. . . . . . . . . . . . . . . . . . . .        32,462
    1,200   Life Technologies, Inc.  . . . . . . . . . . . . . .        33,300
      900   Lunar Corp.  (a) . . . . . . . . . . . . . . . . . .        19,575
    2,700   Mentor Corp. . . . . . . . . . . . . . . . . . . . .        79,988
      100   MiniMed, Inc.  (a) . . . . . . . . . . . . . . . . .         2,662
    3,300   Neuromedical Systems, Inc.  (a). . . . . . . . . . .        18,253
    1,400   Patterson Dental Co.  (a). . . . . . . . . . . . . .        48,038
    1,800   Physio-Control International Corp.  (a). . . . . . .        27,000
    1,600   Possis Medical, Inc.  (a). . . . . . . . . . . . . .        27,000
    2,200   Respironics, Inc.  (a) . . . . . . . . . . . . . . .        46,475
    2,000   Safeskin Corp.  (a). . . . . . . . . . . . . . . . .        58,875
    2,350   Seralogicals Corp. (a) . . . . . . . . . . . . . . .        54,050
    2,600   Sola International, Inc. (a) . . . . . . . . . . . .        87,100
    2,000   SpaceLabs Medical, Inc.  (a) . . . . . . . . . . . .        51,000
    1,500   Spine-Tech, Inc.  (a). . . . . . . . . . . . . . . .        55,688
    2,600   STAAR Surgical Co. (a) . . . . . . . . . . . . . . .        31,850
    5,100   Summit Technology, Inc.  (a) . . . . . . . . . . . .        33,787
    3,000   Sunrise Medical, Inc. (a). . . . . . . . . . . . . .        45,375
    1,700   Techne Corp. (a) . . . . . . . . . . . . . . . . . .        51,425
    1,800   TECNOL Medical Products, Inc.  (a) . . . . . . . . .        40,050
    1,000   Theragenics Corp.  (a) . . . . . . . . . . . . . . .        23,000
    1,600   Thermo Cardiosystems, Inc. (a) . . . . . . . . . . .        41,600
    1,600   ThermoTrex Corp.  (a). . . . . . . . . . . . . . . .        39,900
    4,200   Vivus, Inc.  (a) . . . . . . . . . . . . . . . . . .       100,013
    2,300   West Co., Inc. . . . . . . . . . . . . . . . . . . .        65,837
                                                                   -----------
                                                                     2,072,981
                                                                   -----------

            MEDICAL-HOSPITAL MANAGEMENT
            SERVICES - 1.05%
    1,200   Arbor Health Care Co. (a). . . . . . . . . . . . . .        37,200
    2,900   GranCare, Inc.  (a). . . . . . . . . . . . . . . . .        31,356
    3,400   Health Care Property Investors, Inc. . . . . . . . .       119,850
    9,400   Imatron, Inc.  (a) . . . . . . . . . . . . . . . . .        23,794
    2,800   Integrated Health Services, Inc. . . . . . . . . . .       107,800
    3,700   Magellan Health Services, Inc. (a) . . . . . . . . .       109,150
    2,700   Maxicare Health Plans, Inc. (a). . . . . . . . . . .        60,413
    7,100   Medaphis Corp.  (a). . . . . . . . . . . . . . . . .        71,444


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDTITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    1,400   National Surgery Centers, Inc. (a) . . . . . . . . .   $    49,525
    7,100   NovaCare, Inc.  (a). . . . . . . . . . . . . . . . .        98,512
    3,600   Orthodontic Centers of America, Inc. (a) . . . . . .        65,475
      800   PHP Healthcare Corp.  (a). . . . . . . . . . . . . .        10,500
    3,200   Physicians Sales & Service (a) . . . . . . . . . . .        60,800
    1,300   Prime Medical Services, Inc.  (a). . . . . . . . . .        14,056
      500   Res-Care, Inc.  (a). . . . . . . . . . . . . . . . .         9,563
    1,800   Sierra Health Services, Inc.  (a). . . . . . . . . .        56,250
    2,611   Vitalink Pharmacy Services, Inc. (a) . . . . . . . .        49,935
                                                                   -----------
                                                                       975,623
                                                                   -----------

            METALS - 0.86%
    1,100   Amcast Industrial Corp.  . . . . . . . . . . . . . .        27,500
    2,100   Barnes Group, Inc. . . . . . . . . . . . . . . . . .        62,213
    2,700   Brush Wellman, Inc.  . . . . . . . . . . . . . . . .        56,531
    1,200   Castle (A.M.) & Co.  . . . . . . . . . . . . . . . .        26,475
    1,100   Commonwealth Industries, Inc.  . . . . . . . . . . .        22,412
    1,300   Handy & Harman . . . . . . . . . . . . . . . . . . .        22,588
    1,800   Material Sciences Corp.  (a) . . . . . . . . . . . .        27,787
    2,200   Mueller Industries, Inc. (a) . . . . . . . . . . . .        96,250
      500   NN Ball & Roller, Inc. . . . . . . . . . . . . . . .         6,250
    5,500   Ogden Corp.  . . . . . . . . . . . . . . . . . . . .       119,625
    2,100   Quanex Corp. . . . . . . . . . . . . . . . . . . . .        64,444
    1,400   Titanium Metals Corp. (a). . . . . . . . . . . . . .        44,275
      900   Tremont Corp.  (a) . . . . . . . . . . . . . . . . .        39,488
    2,300   Valmont Industries . . . . . . . . . . . . . . . . .        43,700
    1,600   Wolverine Tube, Inc.  (a). . . . . . . . . . . . . .        44,600
    2,100   Wyman-Gordon Co.  (a). . . . . . . . . . . . . . . .        56,700
    1,300   ZERO Corp. . . . . . . . . . . . . . . . . . . . . .        34,125
                                                                   -----------
                                                                       794,963
                                                                   -----------

            METALS AND MINING - 0.83%
    8,700   Amax Gold, Inc. (a). . . . . . . . . . . . . . . . .        53,288
    2,700   AMCOL International Corp.  . . . . . . . . . . . . .        48,937
    1,500   Cleveland-Cliffs, Inc. . . . . . . . . . . . . . . .        61,125
    4,000   Coeur d'Alene Mines Corp.  (a) . . . . . . . . . . .        51,750
    2,800   Freeport McMoRan, Inc. . . . . . . . . . . . . . . .        80,850
    2,900   Getchell Gold Corp.  (a) . . . . . . . . . . . . . .       102,225
    8,800   Hecla Mining Co.  (a). . . . . . . . . . . . . . . .        47,300
    2,000   Kaiser Aluminum Corp. (a). . . . . . . . . . . . . .        24,500
    1,200   MAXXAM, Inc. (a) . . . . . . . . . . . . . . . . . .        56,175
    2,500   Minerals Technologies, Inc.. . . . . . . . . . . . .        93,750
    1,500   Oregon Metallurgical Corp.  (a). . . . . . . . . . .        42,187
    2,600   Stillwater Mining Co. (a). . . . . . . . . . . . . .        55,738
    1,900   TriMas Corp. . . . . . . . . . . . . . . . . . . . .        53,437
                                                                   -----------
                                                                       771,262
                                                                   -----------

            MISCELLANEOUS - 1.58%
    3,900   American Management Systems (a). . . . . . . . . . .       104,325
    3,000   Calpine Corp. (a). . . . . . . . . . . . . . . . . .        57,000
    1,500   CareMatrix Corp. (a) . . . . . . . . . . . . . . . .        37,031
    3,000   CCC Information Services Group, Inc. (a) . . . . . .        58,500
    1,100   CDW Computer Centers (a) . . . . . . . . . . . . . .        58,369
    1,100   Central Garden & Pet (a) . . . . . . . . . . . . . .        27,500
    5,300   Covance, Inc. (a). . . . . . . . . . . . . . . . . .       102,356
    1,100   Cymer, Inc. (a). . . . . . . . . . . . . . . . . . .   $    53,625
    4,000   EG&G, Inc. . . . . . . . . . . . . . . . . . . . . .        90,000
    2,375   FNB Corp.. . . . . . . . . . . . . . . . . . . . . .        76,594
    1,700   Franklin Covey Co. (a) . . . . . . . . . . . . . . .        43,031
    2,400   General Cable Corp. (a). . . . . . . . . . . . . . .        61,500
    3,700   Imation Corp. (a). . . . . . . . . . . . . . . . . .        97,125
    1,100   Inter Tel, Inc. (a). . . . . . . . . . . . . . . . .        23,375
    4,900   International Rectifier Corp. (a). . . . . . . . . .        91,263
    2,600   Newport News Shipbuilding. . . . . . . . . . . . . .        50,537
    2,500   Quest Diagnostics, Inc. (a). . . . . . . . . . . . .        51,406
    2,100   Rofin-Sinar Technologies, Inc. (a) . . . . . . . . .        40,162
    2,400   Thermolase Corp. (a) . . . . . . . . . . . . . . . .        33,750
    2,200   Total Renal Care Holdings (a). . . . . . . . . . . .        88,412
    1,800   Transition Systems (a) . . . . . . . . . . . . . . .        32,738
    2,800   Twinlab Corp. (a). . . . . . . . . . . . . . . . . .        67,200
      700   Valence Technology, Inc. (a) . . . . . . . . . . . .         6,038
    5,300   Value Health, Inc. (a) . . . . . . . . . . . . . . .       107,325
                                                                   -----------
                                                                     1,459,162
                                                                   -----------

            NATURAL GAS - 0.07%
    1,785   Semco Energy, Inc. . . . . . . . . . . . . . . . . .        31,237
    1,300   Southern Union Co. (a) . . . . . . . . . . . . . . .        29,738
                                                                   -----------
                                                                        60,975
                                                                   -----------

            OFFICE EQUIPMENT AND COMPUTERS - 0.56%
    1,400   American Business Products, Inc. . . . . . . . . . .        31,850
      600   Chicago Miniature Lamp, Inc.  (a). . . . . . . . . .        14,925
    1,100   CSS Industries, Inc.  (a). . . . . . . . . . . . . .        34,788
    1,400   Encad, Inc.  (a) . . . . . . . . . . . . . . . . . .        58,100
      700   General Binding Corp.. . . . . . . . . . . . . . . .        19,950
    2,100   Hunt Manufacturing Co. . . . . . . . . . . . . . . .        39,375
    6,500   Intergraph Corp.  (a). . . . . . . . . . . . . . . .        55,250
    2,100   Knoll, Inc. (a). . . . . . . . . . . . . . . . . . .        49,875
    1,600   New England Business Service, Inc. . . . . . . . . .        42,100
    1,000   Scotsman Industries, Inc.  . . . . . . . . . . . . .        28,500
    1,400   Standard Register Co.. . . . . . . . . . . . . . . .        42,875
    1,800   Thomas Industries, Inc.  . . . . . . . . . . . . . .        51,750
    2,000   United Stationers, Inc.  (a) . . . . . . . . . . . .        50,500
                                                                   -----------
                                                                       519,838
                                                                   -----------

            OFFICE EQUIPMENT-SERVICE - 0.05%
    2,500   American Pad & Paper (a) . . . . . . . . . . . . . .        42,187
      700   BT Office Products International, Inc. (a) . . . . .         5,250
                                                                   -----------
                                                                        47,437
                                                                   -----------

            OIL RELATED - 3.32%
      500   Aquila Gas Pipeline Corp.  . . . . . . . . . . . . .         6,969
    2,100   Ashland Coal, Inc. (a) . . . . . . . . . . . . . . .        59,850
      600   Atwood Oceanics, Inc. (a). . . . . . . . . . . . . .        40,200
    3,800   Barrett Resources Corp.  (a) . . . . . . . . . . . .       113,762
    3,400   Benton Oil & Gas Co.  (a). . . . . . . . . . . . . .        51,000
    3,500   Berry Petroleum Co.-Cl. A  . . . . . . . . . . . . .        66,500
    3,100   Brown (Tom), Inc.  (a) . . . . . . . . . . . . . . .        65,875
    2,300   Cabot Oil & Gas Corp.-Cl. A. . . . . . . . . . . . .        40,538


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
      800   Cairn Energy USA, Inc.  (a). . . . . . . . . . . . .   $    10,500
       80   Camco International, Inc.  . . . . . . . . . . . . .         4,380
    4,200   Chesapeake Energy Corp. (a). . . . . . . . . . . . .        41,737
    4,000   Coho Energy, Inc. (a). . . . . . . . . . . . . . . .        42,500
    2,350   Cross Timbers Oil Co.. . . . . . . . . . . . . . . .        45,237
    2,400   Devon Energy Corp. . . . . . . . . . . . . . . . . .        88,200
   10,900   DI Industries, Inc. (a). . . . . . . . . . . . . . .        48,369
    2,900   Equitable Resources, Inc.. . . . . . . . . . . . . .        82,288
    1,100   Forcenergy, Inc.  (a). . . . . . . . . . . . . . . .        33,412
    3,500   Forest Oil Corp.  (a). . . . . . . . . . . . . . . .        51,406
    1,100   Getty Realty Corp. . . . . . . . . . . . . . . . . .        19,388
    3,300   Global Industries Ltd.  (a). . . . . . . . . . . . .        77,086
    9,800   Harken Energy Corp.  (a) . . . . . . . . . . . . . .        68,600
      700   Holly Corp.  . . . . . . . . . . . . . . . . . . . .        17,369
    3,000   KCS Energy, Inc. . . . . . . . . . . . . . . . . . .        61,125
   14,400   Kelley Oil & Gas Corp.  (a). . . . . . . . . . . . .        44,100
    2,300   Lone Star Technologies, Inc.  (a). . . . . . . . . .        65,838
      500   Louis Dreyfus Natural Gas Corp.  (a) . . . . . . . .         8,125
    5,400   Marine Drilling Cos., Inc.  (a). . . . . . . . . . .       105,975
    3,300   Methode Electronics, Inc.-Cl. A  . . . . . . . . . .        65,587
    1,700   National Oilwell (a) . . . . . . . . . . . . . . . .        97,750
    3,800   Newfield Exploration Co. (a) . . . . . . . . . . . .        76,000
    3,400   Newpark Resources, Inc.  (a) . . . . . . . . . . . .       114,750
    2,300   Nuevo Energy Co.  (a). . . . . . . . . . . . . . . .        94,300
    3,800   Oceaneering International, Inc.  (a) . . . . . . . .        70,300
    6,900   Parker Drilling Co.  (a) . . . . . . . . . . . . . .        76,763
    2,100   Plains Resources, Inc.  (a). . . . . . . . . . . . .        30,975
    3,100   Pool Energy Services Co. (a) . . . . . . . . . . . .        56,187
    4,900   Pride Petroleum Services, Inc. (a) . . . . . . . . .       117,600
    4,700   Quaker State Corp. . . . . . . . . . . . . . . . . .        71,675
    1,500   Seacor Smit, Inc.  (a) . . . . . . . . . . . . . . .        78,469
       20   Seagull Energy Corp.  (a). . . . . . . . . . . . . .           350
    3,100   Snyder Oil Corp. . . . . . . . . . . . . . . . . . .        56,962
    1,700   Stone Energy Corp. (a) . . . . . . . . . . . . . . .        46,538
    1,600   St. Mary Land & Exploration Co.. . . . . . . . . . .        56,200
    2,300   Swift Energy Co.  (a). . . . . . . . . . . . . . . .        54,912
    1,900   Tejas Gas Corp. (a). . . . . . . . . . . . . . . . .        74,575
    4,000   Tesoro Petroleum Corp.  (a). . . . . . . . . . . . .        59,250
    1,300   Transmontaigne Oil Co. (a) . . . . . . . . . . . . .        25,838
    2,200   Trico Marine Services, Inc. (a). . . . . . . . . . .        47,988
    5,800   Tuboscope Vetco International Corp. (a). . . . . . .       115,275
    1,900   Varco International, Inc.  (a) . . . . . . . . . . .        61,275
    1,800   Vintage Petroleum, Inc.  . . . . . . . . . . . . . .        55,350
    2,400   Western Gas Resources, Inc.. . . . . . . . . . . . .        46,800
    2,500   Zeigler Coal Holding Co. . . . . . . . . . . . . . .        58,437
                                                                   -----------
                                                                     3,070,435
                                                                   -----------

            OIL SUPPLIES AND CONSTRUCTION - 0.31%
    1,700   Cliffs Drilling Co.  (a) . . . . . . . . . . . . . .        62,050
    3,800   Input/Output, Inc. (a) . . . . . . . . . . . . . . .        68,875
    2,900   Lomak Petroleum, Inc.. . . . . . . . . . . . . . . .        51,656
    1,300   Ocean Energy, Inc. (a) . . . . . . . . . . . . . . .        60,125
    1,200   Seitel, Inc. (a) . . . . . . . . . . . . . . . . . .        45,600
                                                                   -----------
                                                                       288,306
                                                                   -----------

            PAPER - 0.52%
    2,600   Caraustar Industries, Inc. . . . . . . . . . . . . .   $    90,025
    2,800   Glatfelter (P.H.) Co.. . . . . . . . . . . . . . . .        56,000
    1,500   Media General, Inc.-Cl. A  . . . . . . . . . . . . .        60,000
   13,300   Mercury Finance Co.. . . . . . . . . . . . . . . . .        32,419
    2,250   Mosinee Paper Corp.  . . . . . . . . . . . . . . . .        55,125
    1,100   Paragon Trade Brands, Inc.  (a). . . . . . . . . . .        18,769
    1,400   Pope & Talbot, Inc.  . . . . . . . . . . . . . . . .        23,012
    3,600   Rock-Tenn Co.-Cl. A  . . . . . . . . . . . . . . . .        63,225
    4,200   Wausau Paper Mills Co. . . . . . . . . . . . . . . .        79,275
                                                                   -----------
                                                                       477,850
                                                                   -----------

            PHARMACEUTICALS - 1.31%
    1,000   Bindley Western Industries, Inc. . . . . . . . . . .        22,938
    1,427   Block Drug Co., Inc.-Cl. A . . . . . . . . . . . . .        62,431
    2,500   Carter-Wallace, Inc. . . . . . . . . . . . . . . . .        44,688
    3,100   Columbia Laboratories, Inc. (a). . . . . . . . . . .        50,762
    1,800   Curative Health Services, Inc. (a) . . . . . . . . .        51,750
    2,800   Cygnus, Inc. (a) . . . . . . . . . . . . . . . . . .        48,300
    1,500   Fuisz Technologies Ltd.  (a) . . . . . . . . . . . .        13,313
    1,100   Geltex Pharmaceuticals, Inc.  (a). . . . . . . . . .        22,137
    2,200   Guilford Pharmaceuticals, Inc. (a) . . . . . . . . .        53,350
    4,200   ICN Pharmaceuticals, Inc.  . . . . . . . . . . . . .       120,488
    5,600   ICOS Corp.  (a). . . . . . . . . . . . . . . . . . .        46,200
    1,700   IDEC Pharmaceuticals Corp.  (a). . . . . . . . . . .        41,225
    2,700   Interneuron Pharmaceuticals (a). . . . . . . . . . .        54,337
    3,700   Ligand Pharmaceuticals-Cl. B  (a). . . . . . . . . .        47,638
    1,800   NBTY, Inc.  (a). . . . . . . . . . . . . . . . . . .        50,400
    3,400   Owens & Minor, Inc. Holding Co.  . . . . . . . . . .        50,787
    2,200   Parexel International Corp. (a). . . . . . . . . . .        69,850
    2,000   PathoGenesis Corp. (a) . . . . . . . . . . . . . . .        58,250
    1,000   PDT, Inc. (a). . . . . . . . . . . . . . . . . . . .        36,500
    2,366   Pharmaceutical Product Development,
              Inc.  (a). . . . . . . . . . . . . . . . . . . . .        52,052
    3,000   Sepracor, Inc.  (a). . . . . . . . . . . . . . . . .        77,438
    1,850   TheraTech, Inc. (a). . . . . . . . . . . . . . . . .        21,737
    3,200   Thermedics, Inc. (a) . . . . . . . . . . . . . . . .        50,200
    1,900   Triangle Pharmaceuticals, Inc. (a) . . . . . . . . .        47,263
    2,200   U.S. Bioscience, Inc. (a). . . . . . . . . . . . . .        21,175
                                                                   -----------
                                                                     1,215,209
                                                                   -----------

            PHOTOGRAPHY AND OPTICAL - 0.24%
    2,200   CPI Corp.. . . . . . . . . . . . . . . . . . . . . .        46,200
      600   Delchamps, Inc.. . . . . . . . . . . . . . . . . . .        19,200
    2,000   Innovex, Inc.. . . . . . . . . . . . . . . . . . . .        58,250
    3,300   Oakley, Inc. (a) . . . . . . . . . . . . . . . . . .        46,406
    2,700   X-Rite, Inc. . . . . . . . . . . . . . . . . . . . .        51,300
                                                                   -----------
                                                                       221,356
                                                                   -----------

            PRINTING AND PUBLISHING - 1.24%
    2,200   American Media, Inc.-Cl. A  (a). . . . . . . . . . .        15,400
    4,000   Banta Corp.  . . . . . . . . . . . . . . . . . . . .       108,500
    1,100   Big Flower Press Holdings, Inc.  (a) . . . . . . . .        22,825
    1,900   Bowne & Co., Inc.  . . . . . . . . . . . . . . . . .        66,263
    5,400   Cirrus Logic, Inc. (a) . . . . . . . . . . . . . . .        56,700



              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    1,300   Consolidated Graphics, Inc. (a). . . . . . . . . . .   $    54,275
    2,700   Golden Books Family Entertainment,
              Inc. (a) . . . . . . . . . . . . . . . . . . . . .        33,750
    3,600   Harland (John H.) Co.. . . . . . . . . . . . . . . .        82,125
    1,500   Houghton Mifflin Co. . . . . . . . . . . . . . . . .       100,125
    2,200   John Wiley & Sons, Inc.  . . . . . . . . . . . . . .        74,525
    4,500   Journal Register Co. (a) . . . . . . . . . . . . . .        89,437
    2,400   Mail Well, Inc. (a). . . . . . . . . . . . . . . . .        68,400
    2,525   McClatchy Newspapers,Inc.- Cl. A . . . . . . . . . .        74,172
    1,200   Merrill Corp.  . . . . . . . . . . . . . . . . . . .        43,650
    3,700   Merry Land & Investment Company, Inc.  . . . . . . .        80,244
      600   Pulitzer Publishing Co.  . . . . . . . . . . . . . .        31,800
    1,600   Scholastic Corp.  (a). . . . . . . . . . . . . . . .        56,000
      900   Thomas Nelson, Inc.  . . . . . . . . . . . . . . . .        12,487
    3,300   World Color Press, Inc.  (a) . . . . . . . . . . . .        78,375
                                                                   -----------
                                                                     1,149,053
                                                                   -----------

            PROFESSIONAL SERVICES - 0.61%
    2,600   ABR Information Services, Inc. (a) . . . . . . . . .        75,400
       50   Data Translation, Inc.  (a). . . . . . . . . . . . .           175
    6,800   Laidlaw Environmental Services, Inc. (a) . . . . . .        20,400
      800   Nu Skin Asia Pacific, Inc.-Cl. A (a) . . . . . . . .        21,200
    1,000   On Assigment, Inc. (a) . . . . . . . . . . . . . . .        39,000
    2,200   Physicians Resources Group, Inc  (a) . . . . . . . .        19,800
    3,800   PMT Services, Inc. (a) . . . . . . . . . . . . . . .        57,950
    1,300   Scientific Games Holdings Corp.  (a) . . . . . . . .        26,813
    1,900   Sturm, Ruger & Co., Inc. . . . . . . . . . . . . . .        37,287
    1,800   Tetra Technologies, Inc. (a) . . . . . . . . . . . .        44,550
    2,300   Tetra Tech, Inc.  (a). . . . . . . . . . . . . . . .        55,488
    1,100   Unifirst Corp. . . . . . . . . . . . . . . . . . . .        22,000
    2,600   Veritas DGC, Inc.  (a) . . . . . . . . . . . . . . .        59,150
    1,800   Veterinary Centers of America, Inc.  (a) . . . . . .        21,937
    1,400   Wackenhut Corp.-Cl. A. . . . . . . . . . . . . . . .        33,600
    1,000   Wackenhut Corrections Corp. (a). . . . . . . . . . .        29,125
                                                                   -----------
                                                                       563,875
                                                                   -----------

            REAL ESTATE - 6.77%
    2,600   Allied Capital Commercial Corp.  . . . . . . . . . .        62,400
    2,800   American Health Properties, Inc. . . . . . . . . . .        70,350
      700   Amli Residential Properties Trust. . . . . . . . . .        16,450
    1,500   Apartment Investment & Management
              Co.-Cl. A  . . . . . . . . . . . . . . . . . . . .        42,375
    1,900   Arden Realty Group, Inc. . . . . . . . . . . . . . .        49,400
    2,700   Associated Estates Realty Corp.  . . . . . . . . . .        63,450
    3,300   Avalon Properties, Inc.  . . . . . . . . . . . . . .        94,463
    1,000   Avatar Holdings, Inc. (a). . . . . . . . . . . . . .        33,500
    1,700   Bay Apartment Communities, Inc.  . . . . . . . . . .        62,900
    5,900   Berkshire Realty Co., Inc. . . . . . . . . . . . . .        62,687
    2,300   Bradley Real Estate, Inc.  . . . . . . . . . . . . .        44,275
    2,800   BRE Properties, Inc.-Cl. A . . . . . . . . . . . . .        70,350
    3,900   Cali Realty Corp.  . . . . . . . . . . . . . . . . .       132,600
    2,972   Camden Property Trust. . . . . . . . . . . . . . . .        93,989
    4,000   Capstead Mortgage Corp.  . . . . . . . . . . . . . .        98,750
      300   Capstone Capital Corp. . . . . . . . . . . . . . . .         7,350
    2,400   Castle & Cooke, Inc.  (a). . . . . . . . . . . . . .        39,750
    1,700   CB Commercial Real Estate Services (a) . . . . . . .   $    51,637
    3,100   CBL & Associates Properties, Inc.. . . . . . . . . .        74,400
    1,100   CenterPoint Properties Corp. . . . . . . . . . . . .        34,925
    1,700   Chateau Communities, Inc.. . . . . . . . . . . . . .        48,663
    2,400   Chelsea GCA Realty, Inc. . . . . . . . . . . . . . .        91,200
    2,900   Colonial Properties Trust  . . . . . . . . . . . . .        85,188
      600   Columbus Realty Trust. . . . . . . . . . . . . . . .        13,650
    2,400   Commercial Net Lease Realty. . . . . . . . . . . . .        36,750
    3,300   Cornerstone Properties, Inc. . . . . . . . . . . . .        50,737
    4,800   Cornerstone Realty Income Trust. . . . . . . . . . .        51,900
    2,500   Cousins Properties, Inc. . . . . . . . . . . . . . .        69,375
      630   Crescent Operating, Inc. (a) . . . . . . . . . . . .         9,608
    3,400   CRIIMI MAE, Inc. . . . . . . . . . . . . . . . . . .        54,400
    3,100   Crown American Realty Trust. . . . . . . . . . . . .        28,675
    5,700   CWM Mortgage Holdings, Inc. (a). . . . . . . . . . .       136,444
    2,500   Developers Diversified Realty Corp.  . . . . . . . .       100,000
    5,600   Dynex Capital, Inc.  . . . . . . . . . . . . . . . .        78,050
    3,000   Equity Inns, Inc.  . . . . . . . . . . . . . . . . .        40,125
       50   Equity Residential Properties Trust. . . . . . . . .         2,375
    2,000   Evans Withycombe Residential, Inc. . . . . . . . . .        41,500
    1,700   Excel Realty Trust, Inc. . . . . . . . . . . . . . .        44,837
    1,000   Fairfield Communities, Inc.  (a) . . . . . . . . . .        33,625
    3,300   Federal Realty Investment Trust  . . . . . . . . . .        89,100
    2,600   Felcor Suite Hotels, Inc.  . . . . . . . . . . . . .        96,850
    2,800   First Industrial Realty Trust, Inc.  . . . . . . . .        81,900
    3,500   First Union Real Estate. . . . . . . . . . . . . . .        49,656
      600   Forest City Enterprises,Inc.-Cl. A . . . . . . . . .        28,650
    2,600   Gables Residential Trust . . . . . . . . . . . . . .        65,650
    3,600   General Growth Properties  . . . . . . . . . . . . .       120,600
    2,600   Glimcher Realty Trust. . . . . . . . . . . . . . . .        53,625
    3,100   Grubb & Ellis Co. (a). . . . . . . . . . . . . . . .        53,088
    1,500   Health Care REIT, Inc. . . . . . . . . . . . . . . .        36,469
    1,700   Healthcare Realty Trust, Inc.  . . . . . . . . . . .        47,388
    4,000   Highwoods Properties, Inc. . . . . . . . . . . . . .       128,000
    2,000   Horizon Group, Inc.  . . . . . . . . . . . . . . . .        26,875
    2,600   Hospitality Properties Trust . . . . . . . . . . . .        79,625
    3,900   Innkeepers USA Trust . . . . . . . . . . . . . . . .        58,500
    3,800   Insignia Financial Group, Inc.-Cl. A (a) . . . . . .        68,875
    5,100   IRT Property Co. . . . . . . . . . . . . . . . . . .        59,925
    3,000   Irvine Apartment Communities, Inc. . . . . . . . . .        88,500
    2,400   JDN Realty Corp. . . . . . . . . . . . . . . . . . .        75,000
      500   JP Realty, Inc.. . . . . . . . . . . . . . . . . . .        13,562
    1,900   Kilroy Realty Corp.. . . . . . . . . . . . . . . . .        47,975
    2,200   Koger Equity, Inc. . . . . . . . . . . . . . . . . .        40,150
    3,400   Liberty Property Trust . . . . . . . . . . . . . . .        84,575
    2,500   LTC Properties, Inc. . . . . . . . . . . . . . . . .        45,312
    2,700   Macerich Company (The) . . . . . . . . . . . . . . .        74,925
    2,400   Manufactured Home Communities, Inc.  . . . . . . . .        55,350
    8,600   Mesa, Inc.  (a). . . . . . . . . . . . . . . . . . .        49,450
    1,600   Mid-America Apartment Communities, Inc.. . . . . . .        44,900
    3,590   Mid-Am, Inc. . . . . . . . . . . . . . . . . . . . .        65,518
    2,700   Mills Corp.  . . . . . . . . . . . . . . . . . . . .        74,756
    2,000   National Golf Properties, Inc. . . . . . . . . . . .        69,500
    2,600   National Health Investors, Inc.  . . . . . . . . . .       102,050
    6,300   Nationwide Health Properties, Inc. . . . . . . . . .       138,600



              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    3,200   Oasis Residental, Inc. . . . . . . . . . . . . . . .   $    75,200
    1,900   OMEGA Healthcare Investors, Inc. . . . . . . . . . .        62,106
    3,900   Patriot American Hospitality, Inc. . . . . . . . . .        99,450
      800   Pennsylvania Real Estate Investment Trust  . . . . .        17,950
    2,400   Post Properties, Inc.. . . . . . . . . . . . . . . .        97,350
    2,000   Prentiss Properties Trust. . . . . . . . . . . . . .        51,250
    2,700   Price Enterprises, Inc.  . . . . . . . . . . . . . .        51,975
    1,900   Pulte Corp.  . . . . . . . . . . . . . . . . . . . .        65,669
    2,400   Realty Income Corp.  . . . . . . . . . . . . . . . .        63,000
    3,300   Reckson Association Realty Corp. . . . . . . . . . .        75,900
    1,400   Redwood Trust, Inc.  . . . . . . . . . . . . . . . .        65,450
    2,500   RFS Hotel Investors, Inc.  . . . . . . . . . . . . .        45,000
    3,200   Shurgard Storage Centers, Inc.-Cl. A . . . . . . . .        89,600
    2,400   Smith (Charles E.) Residential Realty, Inc.  . . . .        69,300
      700   Sovran Self Storage, Inc.  . . . . . . . . . . . . .        20,475
    2,800   Storage USA, Inc.  . . . . . . . . . . . . . . . . .       107,100
    2,600   Storage Trust Realty . . . . . . . . . . . . . . . .        68,900
    2,200   Summit Properties, Inc.  . . . . . . . . . . . . . .        45,375
    1,800   Sun Communities, Inc.. . . . . . . . . . . . . . . .        60,412
    2,100   Susquehanna Bancshares, Inc. . . . . . . . . . . . .        82,425
    5,700   Taubman Centers, Inc.. . . . . . . . . . . . . . . .        75,525
    2,100   The Price REIT, Inc. . . . . . . . . . . . . . . . .        76,388
    1,900   Thornburg Mortgage Asset Corp. . . . . . . . . . . .        40,850
    1,400   TriNet Corporate Realty Trust  . . . . . . . . . . .        46,287
       74   United Dominion Realty Trust, Inc. . . . . . . . . .         1,050
    1,500   Universal Health Realty Income Trust . . . . . . . .        28,406
    2,000   Urban Shopping Centers, Inc. . . . . . . . . . . . .        63,750
    2,400   Walden Residential Properties, Inc.  . . . . . . . .        61,500
    3,600   Washington Real Estate Investment Trust. . . . . . .        63,900
    1,600   Weeks Corp.  . . . . . . . . . . . . . . . . . . . .        50,000
                                                                   -----------
                                                                     6,259,545
                                                                   -----------

            RETAIL - 3.82%
    1,300   Abercrombie & Fitch (a). . . . . . . . . . . . . . .        23,725
    2,800   Alberto-Culver-Cl. B . . . . . . . . . . . . . . . .        78,750
      600   Alexander's, Inc.  (a) . . . . . . . . . . . . . . .        42,225
    2,900   AnnTaylor Store Corp. (a). . . . . . . . . . . . . .        56,550
    3,050   Arbor Drugs, Inc.  . . . . . . . . . . . . . . . . .        61,381
    3,900   Best Buy Company, Inc.  (a). . . . . . . . . . . . .        58,012
    5,187   Buffets, Inc.  (a) . . . . . . . . . . . . . . . . .        43,765
    2,600   Burlington Coat Factory Warehouse (a). . . . . . . .        50,700
    2,200   Carson Pirie Scott & Co. (a) . . . . . . . . . . . .        69,850
    2,900   Casey's General Stores, Inc. . . . . . . . . . . . .        62,441
    2,869   Cash America International, Inc. . . . . . . . . . .        30,125
    4,900   Claire's Stores, Inc.. . . . . . . . . . . . . . . .        85,750
    1,300   Cole National Corp.-Cl. A  (a) . . . . . . . . . . .        57,200
    2,500   Compucom Systems, Inc.  (a). . . . . . . . . . . . .        17,813
      300   Copart, Inc. (a) . . . . . . . . . . . . . . . . . .         4,950
      900   Discount Auto Parts, Inc.  (a) . . . . . . . . . . .        17,550
    2,700   Dress Barn, Inc.  (a). . . . . . . . . . . . . . . .        52,650
    2,200   Duty Free International, Inc.  . . . . . . . . . . .        41,250
    2,600   Eagle Hardware & Garden, Inc.  (a) . . . . . . . . .        59,475
    1,500   Ethan Allen Interiors, Inc.. . . . . . . . . . . . .        85,500
    2,000   Fabri-Centers of America-Cl. A (a) . . . . . . . . .        54,500
    4,900   Fingerhut Companies, Inc.  . . . . . . . . . . . . .        85,444
    4,200   Fleming Companies, Inc.  . . . . . . . . . . . . . .   $    75,600
    1,100   Friedman's, Inc.-Cl. A  (a). . . . . . . . . . . . .        25,163
    1,300   Gadzooks, Inc.  (a). . . . . . . . . . . . . . . . .        25,350
    2,700   Gibson Greetings, Inc.  (a). . . . . . . . . . . . .        60,750
    2,200   Global DirectMail Products, Inc. (a) . . . . . . . .        57,337
    2,800   Gymboree Corp.  (a). . . . . . . . . . . . . . . . .        67,200
    2,400   Hancock Fabrics, Inc.. . . . . . . . . . . . . . . .        33,000
    2,700   Hollywood Entertainment Corp.  (a) . . . . . . . . .        61,762
    3,050   Just For Feet, Inc.  (a) . . . . . . . . . . . . . .        53,184
      900   Kenneth Cole Productions, Inc.-Cl. A (a) . . . . . .        14,681
    2,000   Linens & Things, Inc. (a). . . . . . . . . . . . . .        59,250
    3,400   Longs Drug Stores, Inc.  . . . . . . . . . . . . . .        89,038
    2,800   Mac Frugal Bargains Close-Outs, Inc. (a) . . . . . .        76,300
      900   Mail Boxes Etc. (a). . . . . . . . . . . . . . . . .        25,087
    2,200   Michaels Stores, Inc. (a). . . . . . . . . . . . . .        46,613
    3,100   Micro Warehouse, Inc. (a). . . . . . . . . . . . . .        53,088
    1,100   Mikasa, Inc. . . . . . . . . . . . . . . . . . . . .        15,675
    1,800   Oneida Ltd.. . . . . . . . . . . . . . . . . . . . .        48,037
    1,200   Pacific Sunwear of California (a). . . . . . . . . .        38,700
    2,000   Petco Animal Supplies, Inc. (a). . . . . . . . . . .        60,000
    5,000   Pier 1 Imports, Inc. . . . . . . . . . . . . . . . .       132,500
    1,700   Proffitt's, Inc. (a) . . . . . . . . . . . . . . . .        74,588
    1,000   Quality Food Centers, Inc.  (a). . . . . . . . . . .        38,000
    1,200   Regency Realty Corp. . . . . . . . . . . . . . . . .        32,700
    1,300   Regis Corp.  . . . . . . . . . . . . . . . . . . . .        30,712
    1,200   Riser Foods Inc.-Cl. A . . . . . . . . . . . . . . .        54,000
   15,200   Service Merchandise Co., Inc.  (a) . . . . . . . . .        45,600
    1,900   ShopKo Stores, Inc.  (a) . . . . . . . . . . . . . .        48,450
    1,300   Smart & Final, Inc.  . . . . . . . . . . . . . . . .        31,850
    1,900   Stage Stores, Inc. (a) . . . . . . . . . . . . . . .        49,638
    2,500   Stanhome, Inc. . . . . . . . . . . . . . . . . . . .        82,188
    1,600   Stein Mart, Inc.  (a). . . . . . . . . . . . . . . .        48,000
    1,000   Strawbridge & Clothier-Cl. A . . . . . . . . . . . .        16,250
    7,900   Sunglass Hut International (a) . . . . . . . . . . .        49,869
      700   Talbots. . . . . . . . . . . . . . . . . . . . . . .        23,800
      400   The Buckle, Inc.  (a). . . . . . . . . . . . . . . .         9,200
    2,300   The Finish Line-Cl. A  (a) . . . . . . . . . . . . .        33,637
    1,600   The Men's Wearhouse, Inc.  (a) . . . . . . . . . . .        50,400
    3,650   The Sports Authority, Inc.  (a). . . . . . . . . . .        70,947
      800   Tractor Supply Co. (a) . . . . . . . . . . . . . . .        14,400
    1,000   Urban Outfitters, Inc.  (a). . . . . . . . . . . . .        14,000
    3,800   U.S. Office Products Co. (a) . . . . . . . . . . . .       116,138
    1,100   Value City Department Stores, Inc.  (a). . . . . . .         8,937
    3,700   Waban, Inc.  (a) . . . . . . . . . . . . . . . . . .       119,094
    2,100   Williams-Sonoma, Inc. (a). . . . . . . . . . . . . .        89,775
    1,600   Wilmar Industries, Inc.  (a) . . . . . . . . . . . .        39,000
    4,100   Zale Corp.  (a). . . . . . . . . . . . . . . . . . .        81,231
                                                                   -----------
                                                                     3,530,325
                                                                   -----------

            RETAIL-FOOD - 1.37%
    3,700   Apple South, Inc.  . . . . . . . . . . . . . . . . .        56,425
    3,600   Applebee's International, Inc. . . . . . . . . . . .        96,300
    5,200   Bob Evans Farms, Inc.. . . . . . . . . . . . . . . .        88,075
    7,500   Brinker International, Inc. (a). . . . . . . . . . .       106,875
    1,000   Cheesecake Factory (The) (a) . . . . . . . . . . . .        21,000


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    4,000   CKE Restaurants, Inc.. . . . . . . . . . . . . . . .   $   126,500
    2,000   Dominick's Supermarkets, Inc. (a). . . . . . . . . .        53,250
    5,500   Foodmaker, Inc. (a). . . . . . . . . . . . . . . . .        90,063
    1,200   Great Atlantic & Pacific Tea Co. . . . . . . . . . .        32,625
    3,900   Host Marriott Services Corp.  (a). . . . . . . . . .        45,825
    1,300   IHOP Corp.  (a). . . . . . . . . . . . . . . . . . .        40,300
      900   Ingles Markets, Inc.-Cl. A . . . . . . . . . . . . .        14,737
    1,800   International Dairy Queen, Inc.-Cl. A (a). . . . . .        43,200
    2,100   Landry's Seafood Restaurants, Inc. (a) . . . . . . .        48,300
    3,400   Lone Star Steakhouse & Saloon (a). . . . . . . . . .        88,400
    1,700   MicroAge, Inc.  (a). . . . . . . . . . . . . . . . .        31,237
    1,950   Papa John's International, Inc.  (a) . . . . . . . .        71,663
    1,700   Rainforest Cafe, Inc. (a). . . . . . . . . . . . . .        43,137
      900   Rare Hospitality International, Inc. (a) . . . . . .        11,138
    3,200   Ruddick Corp.  . . . . . . . . . . . . . . . . . . .        52,800
    1,500   Sonic Corp.  (a) . . . . . . . . . . . . . . . . . .        33,000
    2,100   Whole Foods Market, Inc. (a) . . . . . . . . . . . .        69,562
                                                                   -----------
                                                                     1,264,412
                                                                   -----------

            STEEL - 0.78%
    2,000   AK Steel Holding Corp. . . . . . . . . . . . . . . .        88,250
    1,400   Acme Metals, Inc.  (a) . . . . . . . . . . . . . . .        23,975
   11,100   Armco, Inc.  (a) . . . . . . . . . . . . . . . . . .        43,013
    3,200   Birmingham Steel Corp. . . . . . . . . . . . . . . .        49,600
    2,000   Carpenter Technology Corp. . . . . . . . . . . . . .        91,500
    1,000   Chase Industries, Inc.  (a). . . . . . . . . . . . .        24,375
      500   Citation Corp.  (a). . . . . . . . . . . . . . . . .         8,563
    1,600   Commercial Metals Co.. . . . . . . . . . . . . . . .        51,600
      300   Gibraltar Steel Corp. (a). . . . . . . . . . . . . .         6,900
    1,800   J&L Specialty Steel, Inc.  . . . . . . . . . . . . .        21,600
    1,700   Lukens, Inc. . . . . . . . . . . . . . . . . . . . .        31,981
    3,300   National Steel Corp.-Cl. B  (a). . . . . . . . . . .        55,481
    3,600   Oregon Steel Mills, Inc. . . . . . . . . . . . . . .        71,775
    1,500   Shiloh Industries, Inc.  (a) . . . . . . . . . . . .        30,281
    3,600   Station Casinos, Inc. (a). . . . . . . . . . . . . .        30,150
    3,400   Steel Dynamics, Inc. (a) . . . . . . . . . . . . . .        85,000
    1,700   UNR Industries, Inc.  (a). . . . . . . . . . . . . .        11,687
                                                                   -----------
                                                                       725,731
                                                                   -----------

            TELECOMMUNICATIONS - 3.93%
    2,000   ACC Corp. (a). . . . . . . . . . . . . . . . . . . .        61,750
    3,900   Aliant Communications, Inc.. . . . . . . . . . . . .        76,050
    2,600   Allen Telecommunications, Inc. (a) . . . . . . . . .        53,950
    1,700   American Mobile Satellite Corp., Inc. (a). . . . . .        17,425
    2,130   American Radio Systems Corp. (a) . . . . . . . . . .        84,934
    3,950   ANTEC Corp.  (a) . . . . . . . . . . . . . . . . . .        46,413
    2,300   APAC Teleservices, Inc. (a). . . . . . . . . . . . .        44,706
    4,700   Aspect Telecommunications (a). . . . . . . . . . . .       104,575
    1,200   Associated Group, Inc.-Cl. A  (a). . . . . . . . . .        48,000
    2,900   Boston Technology, Inc.  (a) . . . . . . . . . . . .        85,731
    1,900   California Microwave, Inc.  (a). . . . . . . . . . .        26,600
    1,600   Cellular Commucations International,
              Inc. (a) . . . . . . . . . . . . . . . . . . . . .        53,600
    1,800   Centennial Cellular Corp.-Cl. A  (a) . . . . . . . .        28,575
    2,500   Cidco, Inc.  (a) . . . . . . . . . . . . . . . . . .        34,375
    1,100   Coherent Communications Systems
              Corp.  (a) . . . . . . . . . . . . . . . . . . . .   $    27,500
    1,500   CommNet Cellular, Inc.  (a). . . . . . . . . . . . .        52,125
    4,700   Comsat Corp. . . . . . . . . . . . . . . . . . . . .       111,919
    2,400   Comverse Technology, Inc.  (a) . . . . . . . . . . .       124,800
    2,300   CSG Systems International, Inc.  (a) . . . . . . . .        71,013
    1,500   C-Tec Corp.  (a) . . . . . . . . . . . . . . . . . .        52,312
    1,300   Davox Corp.  (a) . . . . . . . . . . . . . . . . . .        46,475
    2,200   Digital Microwave Corp.  (a) . . . . . . . . . . . .        66,000
    5,900   DSP Communications, Inc. (a) . . . . . . . . . . . .        64,900
    2,424   Gemstar International Group Ltd.  (a). . . . . . . .        44,541
    2,300   General DataComm Industries, Inc. (a). . . . . . . .        16,388
    7,800   Geotek Communications, Inc. (a). . . . . . . . . . .        42,412
    6,000   Glenayre Technologies, Inc.  (a) . . . . . . . . . .        98,250
    3,200   HighwayMaster Communications, Inc.  (a). . . . . . .        48,800
    1,600   InterCel, Inc.  (a). . . . . . . . . . . . . . . . .        22,000
    7,300   InterDigital Communications Corp. (a). . . . . . . .        40,150
    2,200   Intermedia Communications, Inc.  (a) . . . . . . . .        71,225
    2,800   InterVoice, Inc.  (a). . . . . . . . . . . . . . . .        25,725
    1,300   IXC Communications (a) . . . . . . . . . . . . . . .        34,125
    1,700   Level One Communications, Inc. (a) . . . . . . . . .        65,344
    1,350   MasTec, Inc. (a) . . . . . . . . . . . . . . . . . .        63,872
    2,600   McLeod USA, Inc.-Cl. A (a) . . . . . . . . . . . . .        87,750
        2   Metrocall, Inc. (a). . . . . . . . . . . . . . . . .             9
    2,000   Metromail Corp. (a). . . . . . . . . . . . . . . . .        49,500
    5,800   Mobile Telecommunication Technologies
              Corp.  (a) . . . . . . . . . . . . . . . . . . . .        83,012
    1,400   Natural Microsystems Corp. (a) . . . . . . . . . . .        50,400
    3,200   Network Equipment Technologies, Inc. (a) . . . . . .        57,600
    2,700   North Pittsburgh Systems . . . . . . . . . . . . . .        62,775
    3,000   NTL, Inc. (a). . . . . . . . . . . . . . . . . . . .        74,625
    5,100   Octel Communications Corp. (a) . . . . . . . . . . .       119,531
    2,700   Omnipoint Corp. (a). . . . . . . . . . . . . . . . .        44,888
   10,200   Paging Network, Inc. (a) . . . . . . . . . . . . . .        89,569
      500   Palmer Wireless, Inc.-Cl. A (a). . . . . . . . . . .         8,438
    2,200   P-COM, Inc.  (a) . . . . . . . . . . . . . . . . . .        72,600
    1,100   Periphonics Corp.  (a) . . . . . . . . . . . . . . .        23,650
    4,700   Picturetel Corp. (a) . . . . . . . . . . . . . . . .        44,650
    2,000   Premiere Technologies, Inc. (a). . . . . . . . . . .        52,000
    3,300   Premisys Communications (a). . . . . . . . . . . . .        51,975
    2,400   PriCellular Corp.-Cl. A  (a) . . . . . . . . . . . .        22,050
    1,700   Proxim, Inc. (a) . . . . . . . . . . . . . . . . . .        41,225
    1,800   Snyder Communications (a). . . . . . . . . . . . . .        48,487
    1,200   Spectrian Corp. (a). . . . . . . . . . . . . . . . .        44,250
    2,800   SymmetriCom, Inc.  (a) . . . . . . . . . . . . . . .        40,250
    4,200   TCI Satellite Entertainment-Cl. A (a). . . . . . . .        33,075
    3,000   Tel-Save Holdings, Inc.  (a) . . . . . . . . . . . .        45,750
    1,200   Transaction Network Services, Inc.  (a). . . . . . .        16,950
    1,800   U.S. Long Distance Corp. (a) . . . . . . . . . . . .        31,050
    3,100   U.S. Satellite Broadcasting (a). . . . . . . . . . .        25,575
    5,300   Vanguard Cellular Systems, Inc.-Cl. A  (a) . . . . .        72,213
    3,000   West Teleservices Corp. (a). . . . . . . . . . . . .        44,250
    2,000   Westell Technologies (a) . . . . . . . . . . . . . .        50,000
    5,900   Western Wireless Corp.-Cl. A (a) . . . . . . . . . .        93,663
    3,800   WinStar Communications, Inc.  (a). . . . . . . . . .        50,825


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    2,000   Wireless Telecom Group, Inc. . . . . . . . . . . . .   $    22,125
    1,300   World Access, Inc. (a) . . . . . . . . . . . . . . .        26,650
                                                                   -----------
                                                                     3,637,920
                                                                   -----------

            TELEVISION - 0.38%
      700   Ascent Entertainment Group, Inc.  (a). . . . . . . .         6,387
    1,400   Cablevision Systems, Inc.-Cl. A (a). . . . . . . . .        75,075
    1,400   Emmis Broadcasting Corp.-Cl. A (a) . . . . . . . . .        61,075
    2,700   Hollywood Park, Inc.  (a). . . . . . . . . . . . . .        39,487
    2,900   Panavision, Inc. (a) . . . . . . . . . . . . . . . .        57,819
    2,000   Playboy Enterprises,Inc.-Cl. B (a) . . . . . . . . .        23,125
    5,200   Topps Co., Inc. (a). . . . . . . . . . . . . . . . .        21,775
    2,600   WMS Industries, Inc.  (a). . . . . . . . . . . . . .        65,162
                                                                   -----------
                                                                       349,905
                                                                   -----------

            TEXTILES - 0.42%
    3,900   Apogee Enterprises, Inc. . . . . . . . . . . . . . .        83,850
    7,000   Burlington Industries, Inc. (a). . . . . . . . . . .        84,000
    6,400   Collins & Aikman Corp.  (a). . . . . . . . . . . . .        64,000
    4,700   Designer Holdings Ltd. (a) . . . . . . . . . . . . .        47,881
    2,650   Guilford Mills, Inc. . . . . . . . . . . . . . . . .        55,153
    2,200   Mohawk Industries, Inc.  (a) . . . . . . . . . . . .        50,050
                                                                   -----------
                                                                       384,934
                                                                   -----------

            TOBACCO - 0.25%
      400   Culbro Corp. (a) . . . . . . . . . . . . . . . . . .        55,675
    4,300   DIMON, Inc.  . . . . . . . . . . . . . . . . . . . .       113,950
    1,700   Schweitzer-Mauduit International, Inc. . . . . . . .        63,750
                                                                   -----------
                                                                       233,375
                                                                   -----------

            TRANSPORTATION - 1.43%
    2,200   Air Express International Corp.  . . . . . . . . . .        87,450
    2,200   Airborne Freight Corp. . . . . . . . . . . . . . . .        92,125
    2,600   Alaska Air Group, Inc. (a) . . . . . . . . . . . . .        66,625
    4,200   America West Holdings Corp.-Cl. B (a). . . . . . . .        60,900
    2,700   APL Ltd. . . . . . . . . . . . . . . . . . . . . . .        84,375
    2,500   ASA Holdings, Inc. . . . . . . . . . . . . . . . . .        71,563
    1,300   Atlas Air (a). . . . . . . . . . . . . . . . . . . .        44,850
    1,400   Avondale Industries, Inc.  (a) . . . . . . . . . . .        29,400
    2,300   Circle International Group, Inc. . . . . . . . . . .        60,663
    2,000   Coach USA, Inc. (a). . . . . . . . . . . . . . . . .        53,125
    1,600   Consolidated Freightways Co. (a) . . . . . . . . . .        26,200
      500   Covenant Transport Inc.-Cl. A  (a) . . . . . . . . .         8,188
    3,400   Expeditors International of Washington, Inc. . . . .        96,475
      500   Florida East Coast Industries, Inc.  . . . . . . . .        55,500
    3,700   Fritz Cos., Inc. (a) . . . . . . . . . . . . . . . .        35,844
    4,800   Greyhound Lines, Inc. (a). . . . . . . . . . . . . .        21,300
    1,100   Interpool, Inc.. . . . . . . . . . . . . . . . . . .        16,225
    4,000   Kirby Corp.  (a) . . . . . . . . . . . . . . . . . .        73,000
    3,000   Offshore Logistics, Inc. (a) . . . . . . . . . . . .        56,625
    6,300   OMI Corp. (a). . . . . . . . . . . . . . . . . . . .        60,244
    3,100   Overseas Shipholding Group, Inc. . . . . . . . . . .        60,837
    2,900   Pittston Burlington Group  . . . . . . . . . . . . .        81,563
    1,300   Swift Transportation Co., Inc. (a) . . . . . . . . .        38,350
    5,500   ValuJet, Inc.  (a) . . . . . . . . . . . . . . . . .   $    37,984
                                                                   -----------
                                                                     1,319,411
                                                                   -----------

            TRUCKING, SHIPPING - 0.75%
    2,500   AMERCO (a) . . . . . . . . . . . . . . . . . . . . .        75,313
    2,600   American Freightways Corp.  (a). . . . . . . . . . .        40,625
    2,700   Arnold Industries, Inc.  . . . . . . . . . . . . . .        45,900
    2,650   Heartland Express, Inc.  (a) . . . . . . . . . . . .        62,275
    3,900   Hunt (J.B.) Transport Services, Inc. . . . . . . . .        58,012
      500   Knight Transportation, Inc. (a). . . . . . . . . . .        12,688
    1,400   Landstar System, Inc. (a). . . . . . . . . . . . . .        39,375
    2,100   Roadway Express, Inc.. . . . . . . . . . . . . . . .        49,087
    3,800   Rollins Truck Leasing Corp.. . . . . . . . . . . . .        56,525
    2,500   USFreightways Corp.  . . . . . . . . . . . . . . . .        64,687
    2,450   Werner Enterprises, Inc. . . . . . . . . . . . . . .        47,469
    1,800   Xtra Corp. . . . . . . . . . . . . . . . . . . . . .        79,088
    2,900   Yellow Corp. (a) . . . . . . . . . . . . . . . . . .        64,887
                                                                   -----------
                                                                       695,931
                                                                   -----------

            UTILITIES - 4.03%
    5,900   Atlantic Energy, Inc.. . . . . . . . . . . . . . . .        99,194
    1,800   Atmos Energy Corp. . . . . . . . . . . . . . . . . .        43,200
    1,600   Bay State Gas Co.  . . . . . . . . . . . . . . . . .        42,600
    1,700   Black Hills Corp.  . . . . . . . . . . . . . . . . .        48,450
    1,400   California Water Service Co. . . . . . . . . . . . .        61,950
    1,600   Central Hudson Gas & Electric  . . . . . . . . . . .        55,100
    2,700   Central Louisianna Electric. . . . . . . . . . . . .        75,937
    6,200   Central Maine Power Co.  . . . . . . . . . . . . . .        76,725
    2,400   CFW Communications Co. . . . . . . . . . . . . . . .        44,100
    1,600   CILCORP, Inc.  . . . . . . . . . . . . . . . . . . .        65,900
      191   Citizens Utilities Co.-Cl. B . . . . . . . . . . . .         1,531
      900   Colonial Gas Co. . . . . . . . . . . . . . . . . . .        18,956
    2,100   Commonwealth Energy System . . . . . . . . . . . . .        50,269
    1,100   Connecticut Energy Corp. . . . . . . . . . . . . . .        26,675
    1,300   CTG Resources, Inc.  . . . . . . . . . . . . . . . .        28,600
    4,900   Delmarva Power & Light Co. . . . . . . . . . . . . .        93,406
    2,100   Eastern Enterprises  . . . . . . . . . . . . . . . .        72,844
    2,700   Eastern Utilities Associates . . . . . . . . . . . .        49,275
    6,700   El Paso Electric Co.  (a). . . . . . . . . . . . . .        47,319
    1,800   Empire District Electric Co. . . . . . . . . . . . .        31,163
    1,300   Energen Corp.  . . . . . . . . . . . . . . . . . . .        43,794
      800   E'Town Corp. . . . . . . . . . . . . . . . . . . . .        24,700
    2,500   Hawaiian Electric Industries . . . . . . . . . . . .        96,562
    3,100   IES Industries, Inc. . . . . . . . . . . . . . . . .        91,450
    2,300   Indiana Energy, Inc. . . . . . . . . . . . . . . . .        56,206
    2,200   Interstate Power Co. . . . . . . . . . . . . . . . .        62,975
    3,400   Laclede Gas Co.. . . . . . . . . . . . . . . . . . .        73,950
    2,400   Madison Gas & Electric Co. . . . . . . . . . . . . .        49,200
    2,900   Minnesota Power & Light Co.. . . . . . . . . . . . .        88,088
    5,600   Nevada Power Co. . . . . . . . . . . . . . . . . . .       119,000
    2,000   New Jersey Resources Corp. . . . . . . . . . . . . .        62,750
    3,600   Northwest Natural Gas Co.  . . . . . . . . . . . . .        94,275
    3,400   Northwestern Public Service Co.  . . . . . . . . . .        73,100
      400   NUI Corp.. . . . . . . . . . . . . . . . . . . . . .         8,975


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                       Description                              Value
   ------                       -----------                        -----------
    2,900   ONEOK, Inc.  . . . . . . . . . . . . . . . . . . . .   $    93,344
    1,100   Orange and Rockland Utilities, Inc.  . . . . . . . .        36,987
    1,300   Otter Tail Power Co. . . . . . . . . . . . . . . . .        42,900
    1,000   Pennsylvania Enterprises, Inc. . . . . . . . . . . .        25,563
    1,900   Philadelphia Suburban Corp.. . . . . . . . . . . . .        36,337
    2,900   Piedmont Natural Gas Co., Inc. . . . . . . . . . . .        74,494
    4,600   Public Service Company of New Mexico . . . . . . . .        82,225
    2,200   Public Service Company of North
              Carolina, Inc. . . . . . . . . . . . . . . . . . .        42,213
    4,400   Rochester Gas & Electric Corp. . . . . . . . . . . .        92,675
    3,500   Sierra Pacific Resources . . . . . . . . . . . . . .       112,000
    2,650   SIGCORP, Inc.  . . . . . . . . . . . . . . . . . . .        67,244
      700   South Jersey Industries, Inc.  . . . . . . . . . . .        15,575
    1,300   Southern California Water Co.  . . . . . . . . . . .        31,850
    2,400   Southwest Gas Corp.  . . . . . . . . . . . . . . . .        47,700
    3,200   Southwestern Energy Co.  . . . . . . . . . . . . . .        41,600
    1,700   TNP Enterprises, Inc.. . . . . . . . . . . . . . . .        39,419
    3,600   Tucson Electric Power Co. (a). . . . . . . . . . . .        52,200
    5,000   UGI Corp.. . . . . . . . . . . . . . . . . . . . . .       110,625
    2,400   United Cities Gas Co.. . . . . . . . . . . . . . . .        56,400
    2,700   United Illuminating Co.  . . . . . . . . . . . . . .        83,362
    3,500   United Water Resources, Inc. . . . . . . . . . . . .        67,812
    4,900   Washington Gas Light Co. . . . . . . . . . . . . . .       123,112
    4,400   Washington Water Power Co. . . . . . . . . . . . . .        86,350
    2,100   Wicor, Inc.  . . . . . . . . . . . . . . . . . . . .        81,769
    3,100   WPL Holdings, Inc. . . . . . . . . . . . . . . . . .        86,606
    2,500   WPS Resources Corp.  . . . . . . . . . . . . . . . .        66,875
    2,300   Yankee Energy System, Inc. . . . . . . . . . . . . .        56,350
                                                                   -----------
                                                                     3,731,806
                                                                   -----------

            WHOLESALE DISTRIBUTOR - 0.37%
    1,600   Barnett, Inc.  (a) . . . . . . . . . . . . . . . . .        39,200
    2,000   Brightpoint, Inc.  (a) . . . . . . . . . . . . . . .        65,125
    1,300   Fusion Systems Corp.  (a). . . . . . . . . . . . . .        51,431
    2,200   JP Foodservice, Inc.  (a). . . . . . . . . . . . . .        63,113
    1,800   Reliance Steel & Aluminum Co.  . . . . . . . . . . .        46,800
    2,600   Rexel, Inc.  (a) . . . . . . . . . . . . . . . . . .        48,100
    2,000   VWR Scientific Products Corp.  (a) . . . . . . . . .        31,500
                                                                   -----------
                                                                       345,269
                                                                   -----------

TOTAL COMMON STOCK (COST $81,540,527). . . . . . . . . . . . . .    88,445,249
                                                                   -----------

   Shares                       Description                            Value
   ------                       -----------                            -----
            OTHER SECURITIES - 0.00%
            Steel - 0.00%
    1,400   WCI Steel, Inc. Contigent Cash
              Consideration Rights (a) . . . . . . . . . . . . .   $         0
                                                                   -----------

            TELECOMMUNICATIONS - 0.00%
      702   Metrocall, Inc. Rights (a) . . . . . . . . . . . . .             0
                                                                   -----------

TOTAL OTHER SECURITIES (COST $0) . . . . . . . . . . . . . . . .             0
                                                                   -----------

            SHORT TERM INSTRUMENTS - 8.41%
            MUTUAL FUNDS - 2.66%
2,463,484   BT Institutional Cash Management
              Fund (a) 5.47% 7/1/97. . . . . . . . . . . . . . .     2,463,484
                                                                   -----------

Principal
 Amount
---------
            U.S. GOVERNMENT & AGENCY - 5.75%
$4,979,000  5.11%, 7/24/97 . . . . . . . . . . . . . . . . . . .     4,963,972
   20,000   5.18%, 7/03/97 (b) . . . . . . . . . . . . . . . . .        19,995
  170,000   5.19%, 9/04/97 (b) . . . . . . . . . . . . . . . . .       168,447
  168,000   5.33%, 9/25/97 . . . . . . . . . . . . . . . . . . .       165,981
                                                                   -----------
                                                                     5,318,395
                                                                   -----------

TOTAL SHORT TERM INSTRUMENTS (Cost $7,781,904) . . . . . . . . .     7,781,879
                                                                   -----------

TOTAL INVESTMENTS (Cost $89,322,431) . . . . . . . . .   104.03%    96,227,128
Liabilities in Excess of Other Assets. . . . . . . . .    -4.03%    (3,725,442)
                                                         ------   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  100.00%  $ 92,501,686
                                                         ------   ------------
                                                         ------   ------------
--------------------
(a)  Non-income producing security.
(b)  Held as collateral for futures contracts.


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $89,322,431). . . . .         $    96,227,128
  Cash . . . . . . . . . . . . . . . . . . . . . . . .                  96,568
  Receivable for Securities Sold . . . . . . . . . . .              20,473,402
  Dividends and Interest Receivable. . . . . . . . . .                  99,297
  Variation Margin Receivable. . . . . . . . . . . . .                  20,065
  Prepaid Expenses and Other . . . . . . . . . . . . .                      92
                                                               ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . .             116,916,552
                                                               ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . .                   5,587
  Payable for Securities Purchased . . . . . . . . . .              24,398,291
  Accrued Expenses and Other . . . . . . . . . . . . .                  10,988
                                                               ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . .              24,414,866
                                                               ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $    92,501,686
                                                               ---------------
                                                               ---------------

COMPOSITION OF NET ASSETS
  Paid-in capital. . . . . . . . . . . . . . . . . . .         $    85,518,864
  Net Unrealized Appreciation on Investments . . . . .               6,904,697
  Net Unrealized Appreciation on Futures, Foreign
    Currencies and Forward Foreign Currency Contracts.                  78,125
                                                               ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $    92,501,686
                                                               ---------------
                                                               ---------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign tax withholding of $33). .         $       535,632
  Interest . . . . . . . . . . . . . . . . . . . . . .                 110,392
                                                               ---------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . .                 646,024
                                                               ---------------

EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . .                  54,332
  Administration and Services Fees . . . . . . . . . .                  18,111
  Professional Fees. . . . . . . . . . . . . . . . . .                  10,290
  Trustees Fees. . . . . . . . . . . . . . . . . . . .                   1,030
  Miscellaneous. . . . . . . . . . . . . . . . . . . .                     286
                                                               ---------------
  Total Expenses . . . . . . . . . . . . . . . . . . .                  84,049
  Less:  Expenses Absorbed by Bankers Trust. . . . . .                 (47,827)
                                                               ---------------
    Net Expenses . . . . . . . . . . . . . . . . . . .                  36,222
                                                               ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .                 609,802
                                                               ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES,
  FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
     Net Realized Gain from Investment Transactions. . . . . .       3,834,941
     Net Realized Gain from Futures, Foreign Currencies
      and Forward Foreign Currency Transactions. . . . . . . .         369,373
     Net Change in Unrealized Appreciation
      on Investments . . . . . . . . . . . . . . . . . . . . .       3,681,843
     Net Change in Unrealized Appreciation on Futures,
      Foreign Currencies and Forward Foreign
      Currency Contracts . . . . . . . . . . . . . . . . . . .          77,725
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES,
  FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS. .       7,963,882
                                                               ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . $     8,573,684
                                                               ---------------
                                                               ---------------


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               FOR THE             FOR THE
                                          SIX MONTHS ENDED      PERIOD ENDED
                                           JUNE 30, 1997+     DECEMBER 31, 1996
                                          ----------------    -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . .    $     609,802       $    392,448
   Net Realized Gain from Investments
    and Futures Transactions . . . . . .        4,204,314             76,920
   Net Change in Unrealized Appreciation
    on Investments and Futures
    Contracts. . . . . . . . . . . . . .        3,759,568          3,223,254
                                            -------------       ------------
Net Increase in Net Assets
  from Operations. . . . . . . . . . . .        8,573,684          3,692,622
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . .       35,113,122         81,111,921
   Value of Capital Withdrawn. . . . . .      (33,269,461)        (2,720,212)
                                            -------------       ------------
Net Increase in Net Assets from
    Capital Transactions . . . . . . . .        1,843,661         78,391,709
                                            -------------       ------------
TOTAL INCREASE IN NET ASSETS . . . . . .       10,417,345         82,084,331
                                            -------------       ------------
NET ASSETS
Beginning of Period. . . . . . . . . . .       82,084,341                 10
                                            -------------       ------------
End of Period. . . . . . . . . . . . . .    $  92,501,686       $ 82,084,341
                                            -------------       ------------
                                            -------------       ------------


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Small Cap Index Portfolio.

                                                                           FOR THE PERIOD JULY 1, 1996
                                                   FOR THE SIX MONTHS     (COMMENCEMENT OF OPERATIONS)
                                                  ENDED JUNE 30, 1997+         TO DECEMBER 31, 1996
                                                  --------------------    ----------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . .    $    92,502                  $    82,084
Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . .         1.68%*                       1.70%*
   Expenses. . . . . . . . . . . . . . . . . . . .         0.10%*                       0.20%*
   Decrease Reflected in Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust . .         0.13%*                       0.12%*
Portfolio Turnover Rate. . . . . . . . . . . . . .            78%                          16%
Average Commission Per Share** . . . . . . . . . .    $     0.022                  $     0.013

------------------------------
+    Unaudited
*    Annualized
** For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


              See Notes to Financial Statements on Pages 30 and 31

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Small Cap Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and commenced operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. REPURCHASE AGREEMENTS

Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. OPTION CONTRACTS

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The Portfolio's investment in the financial futures contracts are designed to closely replicate the benchmark idea used by the Portfolio.

F.  FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

H.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $18,111.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $54,332.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $47,827.

Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended June 30, 1997, the Small Cap Index Portfolio paid brokerage commissions of $36,201.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $54,940,931 and $55,372,330, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $89,555,259. The aggregate gross unrealized appreciation was $8,714,291, and the aggregate gross unrealized depreciation for all investments was $2,042,422 as of June 30, 1997.

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 1997 is as follows:

                                                         MARKET    UNREALIZED
TYPE OF FUTURE        EXPIRATION   CONTRACTS  POSITION    VALUE   APPRECIATION
------------------  -------------- ---------  -------- ---------- ------------
Russell 2000 Index  September 1997    22        Long   $4,387,900    $78,125

At June 30, 1997, the Portfolio has segregated $190,000 for the Portfolio to cover margin requirements on open futures contracts.

BT ADVISOR FUNDS

SMALL CAP INDEX FUND



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                         -------------------------------
                         For information on how to invest,
                         shareholder account information and
                         current price and yield
                         information, please contact your
                         relationship manager or the BT
                         Mutual Fund Service Center at (800)
                         730-1313. This report must be
                         preceded or accompanied by a
                         current prospectus for the Fund.
                         -------------------------------


                   Small Cap Index Fund - Institutional Class Cusip #05576L882
                         Small Cap Index Fund - Advisor Class Cusip #05576L858
                                                              STA513100 (8/97)